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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                               GE U.S. EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES        VALUE
                                                                 ----------   ------------
COMMON STOCK - 95.4%

CONSUMER DISCRETIONARY - 9.7%
Bed Bath & Beyond, Inc.                                             144,849   $  4,070,257(a)
Cablevision Systems Corp.                                            34,892        788,559(a)
Carnival Corp.                                                       69,303      2,284,227
Comcast Corp. (Class A)                                             386,891      7,258,075
Darden Restaurants, Inc.                                             17,442        557,097
Kohl's Corp.                                                         20,932        838,117(a)
Liberty Global, Inc. (Series C)                                      35,528      1,078,630(a)
Liberty Media Entertainment Corp. (Series A)                         75,076      1,819,091(a)
Lowe's Companies, Inc.                                              150,136      3,115,322
News Corp. (Class A)                                                 69,773      1,049,386
Omnicom Group, Inc.                                                 153,343      6,882,034
O'Reilly Automotive, Inc.                                             5,093        113,829(a)
Staples, Inc.                                                        42,325      1,005,219
Target Corp.                                                         30,351      1,411,018
The Walt Disney Co.                                                  35,933      1,121,110
Time Warner, Inc.                                                   204,083      3,020,428
Viacom Inc. (Class B)                                                46,398      1,416,995(a)
                                                                              ------------
                                                                                37,829,394

CONSUMER STAPLES - 10.0%
Alberto-Culver Co.                                                   53,947      1,417,188
Altria Group, Inc.                                                   48,841      1,004,171
Clorox Co.                                                           35,935      1,875,807
Diageo PLC ADR                                                       16,049      1,185,540
General Mills, Inc.                                                  52,306      3,178,636
Kimberly-Clark Corp.                                                105,311      6,295,492
McCormick & Company, Inc.                                            75,610      2,696,253
Nestle S.A. ADR                                                      12,411      1,400,581
Pepsi Bottling Group, Inc.                                           28,957        808,479
PepsiCo, Inc.                                                       154,097      9,799,028
Procter & Gamble Co.                                                 48,144      2,927,637
Sara Lee Corp.                                                       47,096        576,926
The Estee Lauder Companies Inc. (Class A)                            36,631      1,701,510
Wal-Mart Stores, Inc.                                                73,476      4,129,351
                                                                              ------------
                                                                                38,996,599

ENERGY - 12.2%
Apache Corp.                                                         13,258      1,842,862
Devon Energy Corp.                                                   12,302      1,478,208
Exxon Mobil Corp.                                                   104,254      9,187,905(h)
Halliburton Co.                                                      50,934      2,703,067
Hess Corp.                                                           33,843      4,270,648
Marathon Oil Corp.                                                   90,540      4,696,310
Nabors Industries Ltd.                                               30,458      1,499,447(a)
National Oilwell Varco, Inc.                                         13,955      1,238,088(a)
Schlumberger Ltd.                                                    75,339      8,093,669
Suncor Energy, Inc.                                                  58,103      3,376,946
Transocean, Inc.                                                     50,644      7,717,639

Valero Energscy Corp.                                                27,909      1,149,293
                                                                              ------------
                                                                                47,254,082
FINANCIALS - 11.1%
ACE Ltd.                                                             39,979      2,202,443
Allstate Corp.                                                       15,700        715,763(h)
American Express Co.                                                 57,562      2,168,361
Ameriprise Financial, Inc.                                           62,527      2,542,973
AON Corp.                                                            38,049      1,747,971
Bank of New York Mellon Corp.                                        54,073      2,045,582
Berkshire Hathaway, Inc. (Class B)                                       81        324,972(a)
BlackRock, Inc.                                                       3,489        617,553
CB Richard Ellis Group, Inc. (Class A)                               91,888      1,764,250(a)
Chubb Corp.                                                          35,933      1,761,076
Citigroup, Inc.                                                     150,268      2,518,492
CME Group Inc.                                                        3,636      1,393,279
Federal National Mortgage Assoc.                                     48,782        951,737
Goldman Sachs Group, Inc.                                            23,458      4,102,804
HCC Insurance Holdings, Inc.                                         23,845        504,083
JP Morgan Chase & Co.                                               102,695      3,523,465
Marsh & McLennan Companies, Inc.                                     24,419        648,324
Metlife, Inc.                                                        85,135      4,492,574
Prudential Financial, Inc.                                            6,978        416,866
State Street Corp.                                                   85,949      5,499,877(e)
SunTrust Banks, Inc.                                                 37,810      1,369,478
US Bancorp.                                                          43,607      1,216,199
Wachovia Corp.                                                       44,522        691,427
                                                                              ------------
                                                                                43,219,549

HEALTHCARE - 13.4%
Abbott Laboratories                                                  76,872      4,071,910
Aetna, Inc.                                                          56,060      2,272,112
Amgen, Inc.                                                         190,039      8,962,239(a)
Baxter International, Inc.                                           40,773      2,607,026
Boston Scientific Corp.                                             208,505      2,562,526(a)
Bristol-Myers Squibb Co.                                             77,793      1,597,090
Covidien Ltd.                                                        52,218      2,500,720
Genentech Inc.                                                       63,512      4,820,561(a)
Gilead Sciences, Inc.                                                44,947      2,379,944(a)
Hologic, Inc.                                                        97,201      2,118,982(a)
Johnson & Johnson                                                    13,955        897,865
McKesson Corp.                                                       31,397      1,755,406
Medtronic, Inc.                                                      64,227      3,323,747
Merck & Company, Inc.                                                74,119      2,793,545
Resmed, Inc.                                                         43,865      1,567,735(a)
Thermo Fisher Scientific, Inc.                                       10,679        595,141(a)
UnitedHealth Group, Inc.                                            128,238      3,366,247
Wyeth                                                                84,685      4,061,493(h)
                                                                              ------------
                                                                                52,254,289

INDUSTRIALS - 5.6%
ABB Ltd. ADR                                                         46,179      1,307,789(a)
CAE, Inc.                                                           195,012      2,214,320
Cooper Industries Ltd.                                               31,397      1,240,182
Deere & Co.                                                          12,907        930,982
Dover Corp.                                                           6,320        305,698(h)
Eaton Corp.                                                          14,652      1,244,980
Emerson Electric Co.                                                 22,131      1,094,378

General Dynamics Corp.                                               24,592      2,070,646
Hexcel Corp.                                                         50,516        974,959(a)
ITT Corp.                                                            18,839      1,193,074
Koninklijke Philips Electronics N.V.                                 13,550        457,990
Monster Worldwide, Inc.                                              53,948      1,111,868(a)
Rockwell Collins, Inc.                                                8,721        418,259
Siemens AG ADR                                                        4,535        499,440
Suntech Power Holdings Company Ltd. ADR                              14,652        548,864(a)
Textron, Inc.                                                        98,619      4,726,809
United Technologies Corp.                                            24,931      1,538,243
                                                                              ------------
                                                                                21,878,481

INFORMATION TECHNOLOGY - 23.7%
Affiliated Computer Services, Inc. (Class A)                         22,676      1,212,939(a)
Analog Devices, Inc.                                                 36,630      1,163,735
Automatic Data Processing, Inc.                                      43,704      1,831,198
Cisco Systems, Inc.                                                 487,862     11,347,670(a)
Cognizant Technology Solutions Corp. (Class A)                        8,786        285,633(a)
Corning Incorporated                                                 84,834      1,955,424
Dell, Inc.                                                           39,420        862,510(a)
Fidelity National Information Services, Inc.                         52,199      1,926,665
Google, Inc. (Class A)                                                5,582      2,938,476(a)
Hewlett-Packard Co.                                                 100,253      4,432,185
Intel Corp.                                                         397,118      8,530,095
International Business Machines Corp.                                19,883      2,356,732
Intuit Inc.                                                         125,085      3,448,593(a)
Iron Mountain Incorporated                                           77,871      2,067,475(a)
Lam Research Corp.                                                   24,769        895,399(a)
Maxim Integrated Products, Inc.                                      53,684      1,135,417
Microchip Technology Inc.                                             6,978        213,108
Microsoft Corp.                                                     387,771     10,667,580(h)
Molex, Inc. (Class A)                                                76,170      1,745,055
National Semiconductor Corp.                                         39,770        816,876
Oracle Corp.                                                        331,803      6,967,863(a)
Paychex, Inc.                                                       115,449      3,611,245
QUALCOMM, Inc.                                                      189,036      8,387,527
Research In Motion Ltd.                                              28,498      3,331,416(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                 101,169      1,103,756(a)
Texas Instruments Incorporated                                       64,190      1,807,590
Western Union Co.                                                   270,639      6,690,196
Yahoo! Inc.                                                          22,462        464,065(a)
                                                                              ------------
                                                                                92,196,423

MATERIALS - 4.1%
Alcoa, Inc.                                                          30,872      1,099,661
Allegheny Technologies Incorporated                                  57,375      3,401,190
Barrick Gold Corp.                                                   47,444      2,158,702
Dow Chemical Co.                                                     16,396        572,384
Freeport-McMoRan Copper & Gold, Inc.                                 18,218      2,134,967
Monsanto Co.                                                         33,373      4,219,682
Praxair, Inc.                                                        16,951      1,597,462
Vulcan Materials Co.                                                 13,957        834,349
                                                                              ------------
                                                                                16,018,397

TELECOMMUNICATION SERVICES - 2.7%
American Tower Corp. (Class A)                                       16,487        696,576(a)
AT&T, Inc.                                                           21,978        740,439
NII Holdings Inc. (Class B)                                         110,181      5,232,496(a)

Verizon Communications, Inc.                                         93,644      3,314,998
Vodafone Group, PLC ADR                                              20,931        616,627
                                                                              ------------
                                                                                10,601,136

UTILITIES - 2.9%
American Electric Power Company, Inc.                                35,932      1,445,544
Dominion Resources, Inc.                                             91,228      4,332,418
Edison International                                                 37,677      1,935,844
Entergy Corp.                                                         9,767      1,176,728
FPL Group, Inc.                                                      18,895      1,239,134
PG&E Corp.                                                           23,423        929,659
                                                                              ------------
                                                                                11,059,327
                                                                              ------------
TOTAL COMMON STOCK
   (COST $371,281,818)                                                         371,307,677
                                                                              ------------
EXCHANGE TRADED FUNDS - 2.4%
Financial Select Sector SPDR Fund                                    94,913      1,922,937(o)
Industrial Select Sector SPDR Fund                                  223,411      7,598,208(o)
                                                                              ------------
TOTAL EXCHANGE TRADED FUNDS
   (COST $8,980,442)                                                             9,521,145
                                                                              ------------
OTHER INVESTMENTS - 0.0%*

GEI Investment Fund
   (COST $153,903)                                                                 116,967(k)
                                                                              ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $380,416,163)                                                         380,945,789
                                                                              ------------
SHORT-TERM INVESTMENTS - 2.4%

SHORT-TERM INVESTMENTS - 2.3%
GE Money Market Fund Institutional Class
   1.93%                                                                         8,943,595(d, p)

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                                 ----------
TIME DEPOSIT - 0.1%
State Street Corp.
   1.40%                                              07/01/08   $  485,000        485,000(e)
                                                                              ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $9,428,595)                                                             9,428,595
                                                                              ------------
TOTAL INVESTMENTS
   (COST $389,844,758)                                                         390,374,384
                                                                              ------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                             (1,003,899)
                                                                              ------------
NET ASSETS - 100.0%                                                           $389,370,485
                                                                              ============
OTHER INFORMATION

The GE U.S. Equity Fund had the following Short futures contracts open at June 30, 2008 (unaudited):

                                          NUMBER OF       CURRENT       UNREALIZED
     DESCRIPTION        EXPIRATION DATE   CONTRACTS   NOTIONAL VALUE   APPRECIATION
---------------------   ---------------   ---------   --------------   ------------
S&P 500 Index Futures    September 2008       2         $(640,550)        $30,725

                               GE TAX EXEMPT FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                 PRINCIPAL
                                                                                   AMOUNT         VALUE
                                                                                -----------   -------------
MUNICIPAL BONDS AND NOTES - 97.5%

ARIZONA - 2.2%
City of Scottsdale AZ
   4.00%                                                             07/01/14   $   750,000   $     768,893

ARKANSAS - 1.1%
Arkansas Housing Development Agency
   8.38%                                                             07/01/11       315,000         362,266(l)

CALIFORNIA - 5.2%
City of San Diego CA
   8.88%                                                             02/01/11       110,000         120,219(l)
Los Angeles Department of Water & Power (Series A) (AMBAC Insured)
   5.00%                                                             07/01/37     1,000,000       1,004,310(n)
Sacramento Municipal Utility District
   6.80%                                                             10/01/19        48,000          55,938(l)
   9.00%                                                             04/01/13       520,000         600,486(l)
                                                                                              -------------
                                                                                                  1,780,953

COLORADO - 0.9%
City of Colorado Springs Co.
   8.50%                                                             11/15/11        65,000          72,721(l)
Denver City & County CO
   7.00%                                                             08/01/10       210,000         221,420(l)
                                                                                              -------------
                                                                                                    294,141

CONNECTICUT - 11.7%
City of New Haven CT (AMBAC Insured)
   5.38%                                                             12/01/12     1,000,000       1,077,690(n)
Connecticut State Health & Educational Facility Authority
   7.00%                                                             07/01/12       330,000         353,169(l)
South Central Regional Water Authority Water System Revenue
   (Series A) (MBIA Insured)
   5.00%                                                             08/01/26     1,500,000       1,518,825(n)
Town of Fairfield CT
   5.00%                                                             01/01/21     1,000,000       1,080,190
                                                                                              -------------
                                                                                                  4,029,874

FLORIDA - 4.4%
City of Gainesville FL
   8.13%                                                             10/01/14       145,000         165,786(l)
Jacksonville Health Facilities Authority
   11.50%                                                            10/01/12       200,000         263,504(l)
North Broward Hospital District
   5.25%                                                             01/15/12       740,000         784,570(m)
State of Florida
   10.00%                                                            07/01/14       235,000         288,199(l)
                                                                                              -------------
                                                                                                  1,502,059

GEORGIA - 2.7%
Columbus Medical Center Hospital Authority
   7.75%                                                             07/01/10       140,000         146,605 (l)
Metropolitan Atlanta Rapid Transit Authority
   7.00%                                                             07/01/11       435,000         471,418 (l)
Private Colleges & Universities Authority (Series A)
   6.00%                                                             06/01/11       315,000         317,712
                                                                                              -------------
                                                                                                    935,735

HAWAII - 1.6%
State of Hawaii (FSA Insured)
   5.75%                                                             02/01/14       500,000         555,205(n)

ILLINOIS - 1.5%
Chicago Metropolitan Water Reclamation District-Greater Chicago
   (Series D)
   5.00%                                                             12/01/10       500,000         524,985

INDIANA - 2.7%
Indiana Toll Road Commission
   9.00%                                                             01/01/15       580,000         704,984(l)
Purdue University (Series P)
   5.25%                                                             07/01/11       200,000         212,030
                                                                                              -------------
                                                                                                    917,014

IOWA - 1.6%
Muscatine IA
   9.70%                                                             01/01/13       485,000         560,641(l)

MAINE - 1.6%
University of Maine (FSA Insured)
   5.38%                                                             03/01/12       500,000         536,015(n)

MARYLAND - 1.6%
County of Prince Georges MD (FSA Insured)
   5.50%                                                             05/15/12       500,000         540,170(n)

MASSACHUSETTS - 2.3%
Commonwealth of Massachusetts (Series A) (FSA Insured)
   5.25%                                                             12/15/12       500,000         535,970(n)
Massachusetts Port Authority
   13.00%                                                            07/01/13       200,000         249,216(l)
                                                                                              -------------
                                                                                                    785,186

MICHIGAN - 1.5%
Detroit MI (Series A) (FSA Insured)
   5.25%                                                             07/01/22       500,000         533,265(n)

MINNESOTA - 1.7%
State of Minnesota
   5.00%                                                             08/01/18       450,000         487,526
Western Minnesota Municipal Power Agency
   6.63%                                                             01/01/16       100,000         113,213 (l)
                                                                                              -------------
                                                                                                    600,739

MISSISSIPPI - 1.6%
State of Mississippi
   5.50%                                                             09/01/14       500,000         550,890

NEW JERSEY - 9.6%
Atlantic County Improvement Authority (MBIA Insured)
   7.40%                                                             07/01/16       175,000         205,721(l, n)
Atlantic County Improvement Authority (Series A) (AMBAC Insured)
   7.40%                                                             03/01/12       235,000         256,488(l, n)
New Jersey Economic Development Authority (Series Y)
   4.50%                                                             09/01/26       500,000         481,340
New Jersey St. Transit Corporation (AMBAC Insured)
   5.50%                                                             09/15/11       500,000         531,245(n)
New Jersey State Turnpike Authority (AMBAC Insured)
   6.50%                                                             01/01/16        40,000          45,181(n)
   6.50%                                                             01/01/16       210,000         238,127(l, n)
New Jersey Transportation Trust Fund Authority (Series C)
   (FSA Insured)
   5.75%                                                             12/15/12       500,000         545,545(n)
State of New Jersey (Series A)
   5.00%                                                             06/15/23     1,000,000       1,014,860
                                                                                              -------------
                                                                                                  3,318,507

NEW YORK - 7.2%
City of New York
   5.13%                                                             12/01/22     1,000,000       1,046,700
Erie County Water Authority (Series A) (AMBAC Insured)
   6.00%                                                             12/01/08       135,000         137,394(l, n)
New York State Dormitory Authority
   6.50%                                                             12/01/21       500,000         520,295
   7.38%                                                             07/01/16       580,000         666,867(l)
New York State Dormitory Authority (Series B)
   7.50%                                                             05/15/11        50,000          55,100
   7.50%                                                             05/15/11        55,000          58,469(m)
                                                                                              -------------
                                                                                                  2,484,825

NORTH CAROLINA - 2.1%
City of Greensboro
   5.25%                                                             06/01/23       500,000         543,805
North Carolina Municipal Power Agency No 1 Catawba
   10.50%                                                            01/01/10       175,000         188,155(l)
                                                                                              -------------
                                                                                                    731,960

OHIO - 0.4%
Ohio State Water Development Authority (Series I) (AMBAC Insured)
   7.00%                                                             12/01/09       120,000         123,521(l, n)

PENNSYLVANIA - 7.9%
Allegheny County Hospital Development Authority
   5.00%                                                             11/15/28       500,000         413,970
   7.38%                                                             07/01/12       315,000         340,808(l)
City of Philadelphia (MBIA Insured)
   6.25%                                                             08/01/12       250,000         276,307(n)
City of Philadelphia (Series B) (MBIA Insured)
   7.00%                                                             05/15/20       360,000         423,745(l, n)
Delaware River Port Authority
   6.50%                                                             01/15/11       120,000         127,092(l)
Philadelphia Authority for Industrial Development
   5.25%                                                             09/01/36       500,000         429,400
Pittsburgh Urban Redevelopment Authority (FGIC Insured)
   7.25%                                                             09/01/14       635,000         710,628(l, n)
                                                                                              -------------
                                                                                                  2,721,950

PUERTO RICO - 0.5%
Puerto Rico Aqueduct & Sewer Authority
   10.25%                                                            07/01/09       170,000         173,371(l)

RHODE ISLAND - 2.8%
Rhode Island Health & Educational Building Corp. (Series A) (FSA
   Insured)
   4.75%                                                             05/15/29     1,000,000         965,270(n)

SOUTH CAROLINA - 4.5%
Charleston Educational Excellence Finance Corp.
   5.25%                                                             12/01/27     1,000,000       1,011,570
Grand Strand Water & Sewer Authority (FSA Insured)
   5.38%                                                             06/01/13       500,000         535,865(n)
                                                                                              -------------
                                                                                                  1,547,435

TEXAS - 5.9%
North Texas Tollway Authority (Series A)
   5.63%                                                             01/01/33       500,000         501,275
Texas Municipal Gas Acquisition & Supply Corp. II
   2.13%                                                             09/15/17     1,680,000       1,523,206(i)
                                                                                              -------------
                                                                                                  2,024,481

VIRGINIA - 4.2%
Virginia Housing Development Authority (Series D)
   4.45%                                                             07/01/11       295,000         296,561
Virginia Public School Authority (Series A)
   4.50%                                                             08/01/28     1,200,000       1,164,432
                                                                                              -------------
                                                                                                  1,460,993

WISCONSIN - 6.5%
State of Wisconsin (Series A)
   6.60%                                                             07/01/11       525,000         578,109(l)
State of Wisconsin (Series A) (FGIC Insured)
   5.25%                                                             07/01/16     1,500,000       1,636,605(m, n)
                                                                                                  2,214,714
                                                                                              -------------
TOTAL BONDS AND NOTES
   (COST $33,537,730)                                                                            33,545,058
                                                                                              -------------
OTHER INVESTMENTS - 0.0%*

GEI Investment Fund
   (COST $6,705)                                                                                      5,096(k)
                                                                                              -------------
TOTAL INVESTMENT IN SECURITIES
   (COST $33,544,435)                                                                            33,550,154
                                                                                              -------------
SHORT-TERM INVESTMENTS - 1.3%

GE Money Market Fund Institutional Class
   1.93%
   (COST $460,802)                                                                                  460,802(d, p)
                                                                                              -------------
TOTAL INVESTMENTS
   (COST $34,005,237)                                                                            34,010,956
                                                                                              -------------
OTHER ASSETS AND LIABILITES, NET - 1.2%                                                             401,923
                                                                                              -------------
NET ASSETS - 100.0%                                                                           $  34,412,879
                                                                                              =============

                          GE SHORT-TERM GOVERNMENT FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                       PRINCIPAL
                                                                         AMOUNT        VALUE
                                                                      -----------   ------------
BONDS AND NOTES - 87.7%

U.S. TREASURIES - 50.0%
U.S. Treasury Notes
   2.63%                                        05/31/10              $ 3,000,000   $  3,001,875
   3.63%                                        01/15/10               14,000,000     14,264,684(j)
   4.75%                                        12/31/08 - 02/15/10     9,910,000     10,057,096
   4.88%                                        08/15/09 - 05/31/11    22,100,000     23,319,536
                                                                                    ------------
                                                                                      50,643,191

AGENCY MORTGAGE BACKED - 11.5%
Federal Home Loan Mortgage Corp.
   6.00%                                        10/01/17 - 11/01/21       568,174        582,255(h)
   6.50%                                        05/01/13                   43,516         45,291(h)
   7.00%                                        02/01/12 - 04/01/36       243,710        256,501(h)
   7.50%                                        01/01/16 - 08/01/30       272,297        292,498(h)
   8.50%                                        10/01/10 - 11/01/20       108,459        116,604(h)
   8.75%                                        08/01/08                      417            419(h)
Federal National Mortgage Assoc.
   3.19%                                        05/01/33                  252,942        250,861(h, i)
   4.09%                                        07/01/33                  405,947        410,573(h, i)
   4.29%                                        06/01/33                  285,463        285,599(h, i)
   5.12%                                        06/01/33                   26,324         26,896(h, i)
   5.68%                                        05/01/37                1,879,170      1,919,701(h, i)
   6.00%                                        01/01/12 - 04/01/33       447,372        460,528(h)
   6.11%                                        06/01/33                   47,428         47,447(h, i)
   6.50%                                        05/01/17 - 05/01/33       445,929        463,726(h)
   6.63%                                        12/01/32                   73,930         74,783(h, i)
   7.00%                                        03/01/17 - 04/01/36     1,148,190      1,209,776(h)
   7.02%                                        07/01/33                   23,106         23,177(h, i)
   7.50%                                        06/01/11 - 05/01/34     1,134,497      1,218,430(h)
   8.00%                                        03/01/22 - 11/01/33       188,455        203,859(h)
   8.50%                                        02/01/18 - 07/01/31       455,964        496,971(h)
   9.00%                                        08/01/10 - 03/01/31       537,244        591,763(h)
   9.50%                                        09/01/21                   62,830         69,882(h)
   9.75%                                        02/01/21                   92,829        103,553(h)
Government National Mortgage Assoc.
   6.00%                                        06/15/25 - 07/15/35       471,902        480,476(h)
   6.50%                                        09/15/16 - 09/15/35     1,297,336      1,344,415(h)
   7.00%                                        12/15/18 - 05/15/32       266,717        283,254(h)
   7.50%                                        02/15/09 - 01/15/25       274,843        293,199(h)
   8.00%                                        07/15/17                   95,801        104,073(h)
   9.00%                                        08/15/09 - 12/15/09        23,306         23,398(h)
   9.50%                                        12/15/09                    3,510          3,574(h)
                                                                                    ------------
                                                                                      11,683,482

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
   - 21.7%
Federal Home Loan Bank
   4.50%                                        12/25/15                2,120,000      2,128,811
Federal Home Loan Mortgage Corp.
   3.25%                                        07/15/23                  156,938        156,780(h)

   5.00%                                        11/15/12                   61,147             19(d, g)
   5.00%                                        11/15/22 - 07/15/28     2,115,107      2,133,825(h)
   6.50%                                        02/15/14                  592,224         68,118(d, g, h)
   8.00%                                        01/15/34                  185,140        196,247(h)
Federal Home Loan Mortgage Corp. (Class A)
   5.00%                                        07/15/31                3,606,509      3,611,774
Federal National Mortgage Assoc.
   1.41%                                        07/25/44                3,694,580        127,744(d, g, h)
   1.54%                                        05/25/18               16,976,178         59,514(d, g, h, i)
   2.00%                                        07/25/15                4,000,000      4,021,250
   5.00%                                        08/25/15 - 08/25/29     6,117,177      6,157,480(h)
   5.50%                                        06/25/25 - 12/25/29     1,450,436      1,475,976(h)
   6.25%                                        04/25/33                1,210,762      1,239,967(h)
Federal National Mortgage Assoc. REMIC
   5.50%                                        02/25/31                  630,475        634,254(h)
                                                                                    ------------
                                                                                      22,011,759
                                                                                    ------------
NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS - 4.5%
LB Commercial Conduit Mortgage Trust (Class B)
   6.36%                                        10/15/35                 500,000         501,733(h)
Lehman Brothers (Class A)
   5.00%                                        08/25/15               4,000,000       4,017,500
                                                                                    ------------
                                                                                       4,519,233
                                                                                    ------------
TOTAL BONDS AND NOTES
   (COST $89,277,612)                                                                  88,857,665
                                                                                    ------------

SECURITIES PURCHASED WITH COLLATERAL FROM
   SECURITIES ON LOAN - 9.9%

ASSET BACKED - 5.4%
Countrywide Asset-Backed Certificates
   2.59%                                        06/25/35                  318,314        296,769(i)
Discover Card Master Trust I (Class A)
   2.49%                                        05/15/11                  500,000        498,799(i)
GSAMP Trust
   2.59%                                        05/25/36                  527,891        475,101(b, i)
   2.63%                                        12/25/35                  344,733        340,503(i)
Nissan Auto Lease Trust
   2.54%                                        02/15/13                1,000,000        980,850(i)
Providian Master Note Trust (Class A)
   2.50%                                        01/15/13                2,000,000      1,983,126(b, i)
Residential Asset Securities Corp.
   2.73%                                        01/25/36                1,082,891        849,900(i)
Residential Asset Securities Corp. (Class A)
   3.12%                                        11/25/33                  103,440         75,404(i)
                                                                                    ------------
                                                                                       5,500,452

CORPORATE NOTES - 2.0%
Countrywide Financial Corp.
   7.30%                                        09/02/08                2,000,000      1,984,700(d, i)

NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS - 2.5%
Banc of America Large Loan Inc.
   2.68%                                        03/15/22                 500,000         476,368(b, i)
Crusade Global Trust (Class A)
   3.00%                                        09/18/34                 144,933         142,534(i)
JP Morgan Alternative Loan Trust
   2.54%                                        08/25/36                 305,390         303,130(i)

Nomura Asset Acceptance Corp.
   2.61%                                        03/25/37                 702,218         644,527(i)
Residential Accredit Loans, Inc.
   2.66%                                        07/25/36               1,216,027         830,943(i)
   2.78%                                        03/25/34                  89,700          84,715(i)
                                                                                       2,482,217
                                                                                    ------------
TOTAL SECURITIES PURCHASED WITH COLLATERAL
   FROM SECURITIES  ON LOAN
   (COST $10,835,787)                                                                  9,967,369
                                                                                    ------------
OTHER INVESTMENTS - 0.1%

OTHER INVESTMENTS - 0.1%
GEI Investment Fund                                                                      100,537(k)

OTHER INVESTMENTS PURCHASED WITH COLLATERAL
   FROM SECURITIES  ON LOAN - 0.0%*                                                       31,000(k)
GEI Investment Fund
                                                                                    ------------
TOTAL OTHER INVESTMENTS
   (COST $173,075)                                                                       131,537
                                                                                    ------------
TOTAL INVESTMENT IN SECURITIES
   (COST $100,286,474)                                                                98,956,571
                                                                                    ------------
SHORT-TERM INVESTMENTS - 26.6%

SHORT-TERM INVESTMENTS - 22.2%
GE Money Market Fund Institutional Class
   1.93%                                                                              22,475,600(d, p)

                                                                       PRINCIPAL
                                                                        AMOUNT
                                                                      -----------
TIME DEPOSIT - 2.0%
State Street Corp.
   1.40%                                        07/01/08              $ 2,000,000      2,000,000(e)

SHORT-TERM SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN - 2.4%
GE Money Market Fund Institutional Class
   1.93%                                                                               2,488,149(d, p)
                                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $26,963,749)                                                                  26,963,749
                                                                                    ------------
TOTAL INVESTMENTS
  (COST $127,250,223)                                                                125,920,320
                                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET -
  (24.3)%                                                                            (24,626,067)
                                                                                    ------------
NET ASSETS - 100.0%                                                                 $101,294,253
                                                                                    ============

                              GE FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                 AMOUNT         VALUE
                                                                               ----------    -----------
BONDS AND NOTES - 100.5%
U.S. TREASURIES - 24.0%
U.S. Treasury Bonds
   4.38%                                                 02/15/38              $1,121,800   $  1,093,405
   4.50%                                                 02/15/36                 165,000        163,827
   4.75%                                                 02/15/37               1,637,500      1,690,974
U.S. Treasury Notes
   2.63%                                                 05/31/10               7,271,000      7,275,544(j)
   2.75%                                                 02/28/13               2,032,100      1,983,838
   3.50%                                                 02/15/18               4,191,400      4,034,549(j)
   3.63%                                                 10/31/09 - 12/31/12   16,489,500     16,744,004(j)
   4.50%                                                 11/15/10                  27,000         28,107
   4.63%                                                 11/15/09                 120,000        123,675
                                                                                            ------------
                                                                                              33,137,923

FEDERAL AGENCIES - 2.9%
Federal Home Loan Mortgage Corp.
   4.13%                                                 12/21/12               1,625,000      1,630,611(h)
   4.88%                                                 02/09/10               2,280,000      2,345,867(h)
                                                                                            ------------
                                                                                               3,976,478

AGENCY MORTGAGE BACKED - 36.9%
Federal Home Loan Mortgage Corp.
   4.50%                                                 06/01/33 - 02/01/35      325,301        302,070(h)
   5.00%                                                 07/01/35 - 10/01/35      506,938        487,540(h)
   5.50%                                                 05/01/20 - 03/01/38    1,306,151      1,292,377(h)
   6.00%                                                 04/01/17 - 11/01/37    1,902,287      1,927,368(h)
   6.50%                                                 01/01/27 - 08/01/36      597,753        619,322(h)
   7.00%                                                 10/01/16 - 08/01/36      182,348        192,177(h)
   7.50%                                                 11/01/09 - 09/01/33       47,960         51,626(h)
   8.00%                                                 11/01/30                  21,790         23,591(h)
   8.50%                                                 04/01/30 - 05/01/30       41,019         45,479(h)
   9.00%                                                 12/01/16                  10,381         11,350(h)
   9.50%                                                 04/01/21                     924          1,020(h)
Federal National Mortgage Assoc.
   4.00%                                                 05/01/19 - 06/01/19      305,695        289,684
   4.50%                                                 05/01/18 - 02/01/35      948,582        915,739
   5.00%                                                 07/01/20 - 10/01/35    1,075,529      1,039,313(h)
   5.26%                                                 04/01/37                 151,610        153,600(i)
   5.47%                                                 04/01/37                  11,556         11,742(i)
   5.50%                                                 03/01/14 - 04/01/38    3,599,276      3,573,768(h)
   5.52%                                                 04/01/37                 133,117        135,646(i)
   5.53%                                                 04/01/37                  60,854         62,055(i)
   5.55%                                                 04/01/37                 143,999        146,785(i)
   5.59%                                                 04/01/37                 168,534        172,119(i)
   5.62%                                                 03/01/37                  12,482         12,713(i)
   5.68%                                                 04/01/37 - 05/01/37      226,336        231,304(i)
   5.70%                                                 04/01/37                 200,751        205,167(i)
   5.71%                                                 04/01/37                  64,590         66,063(i)
   5.84%                                                 06/01/37                 321,375        327,960(i)

   6.00%                                                 09/01/14 - 03/01/38    4,559,380      4,612,948(h)
   6.03%                                                 10/01/37                 218,186        224,087(i)
   6.50%                                                 08/01/17 - 09/01/37    2,598,807      2,689,622(h)
   7.00%                                                 08/01/13 - 06/01/36      734,054        775,597(h)
   7.50%                                                 12/01/09 - 03/01/34      225,768        242,309(h)
   8.00%                                                 12/01/12 - 11/01/33       91,754         99,149(h)
   8.50%                                                 05/01/31                   6,702          7,376(h)
   9.00%                                                 06/01/09 - 12/01/22       35,259         37,403(h)
   5.00%                                                 TBA                    4,136,000      4,009,870(c)
   5.50%                                                 TBA                   19,233,000     18,956,526(c)
   6.00%                                                 TBA                    4,649,000      4,729,800(c)
   6.50%                                                 TBA                      444,000        457,042(c)
Government National Mortgage Assoc.
   4.50%                                                 08/15/33 - 09/15/34      603,331        564,060(h)
   6.00%                                                 04/15/27 - 09/15/36      301,854        307,550(h)
   6.50%                                                 04/15/19 - 08/15/36      597,567        620,037(h)
   7.00%                                                 03/15/12 - 10/15/36      231,272        243,550(h)
   7.50%                                                 01/15/23 - 10/15/33       88,615         95,341(h)
   8.00%                                                 12/15/29 - 02/15/30        2,118          2,320(h)
   9.00%                                                 11/15/16 - 12/15/21       72,268         78,739(h)
                                                                                            ------------
                                                                                              51,050,904

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Collateralized Mortgage Obligation Trust (Class B)
   4.80%                                                 11/01/18                   4,390          3,888(d, f, h)
Federal Home Loan Mortgage Corp.
   3.53%                                                 11/15/37                 663,176         45,598(d, g, i)
   4.18%                                                 05/15/36 - 11/15/36    1,227,695        109,128(d, g, i)
   4.33%                                                 04/15/38                 568,005         49,929(d, g, i)
   4.50%                                                 04/15/13 - 03/15/19      586,440         54,766(d, g, h)
   4.66%                                                 09/15/36                      --             --(d, g, i)
   4.83%                                                 09/15/35                 472,017         51,876(d, g, i)
   5.00%                                                 04/15/14 - 08/01/35    3,838,146        732,560(d, g, h)
   5.00%                                                 07/15/28                 135,000        136,420
   5.50%                                                 04/15/17 - 06/15/33      479,353         89,481(d, g, h)
   6.91%                                                 11/15/37                 312,883        216,934(d, f)
   7.14%                                                 12/15/33                 148,420        131,990(h, i)
   7.50%                                                 01/15/16                  29,352         30,587(h)
   7.50%                                                 07/15/27                   3,581            887(d, g, h)
   8.00%                                                 04/15/20                   1,556          1,631(h)
   8.00%                                                 02/01/23 - 07/01/24        9,589          2,569(d, g, h)
   10.32%                                                06/15/33                 341,987        350,226(h, i)
   35.45%                                                09/25/43               1,543,457         11,319(d, g, h)
Federal Home Loan Mortgage STRIPS
   5.39%                                                 08/01/27                   2,224          1,846(d, f, h)
Federal National Mortgage Assoc.
   1.18%                                                 12/25/42                 359,027         12,913(d, g, h)
   3.97%                                                 05/25/37 - 06/25/37    3,381,538        298,858(d, g, i)
   4.00%                                                 02/25/28                  14,459         14,453(h)
   4.27%                                                 10/25/35               1,178,638        109,347(d, g, i)
   4.32%                                                 05/25/38               1,047,324         89,852(d, g, i)
   4.50%                                                 05/25/18                 119,353          8,429(d, g, h)
   4.50%                                                 03/25/38                 579,686         58,937(d, g, i)
   4.52%                                                 10/25/29                 377,025         32,543(d, g, h, i)
   4.72%                                                 07/25/37               1,006,177        115,426(d, g, i)
   4.75%                                                 11/25/14                  56,716          2,450(d, g, h)
   5.00%                                                 08/25/17 - 02/25/32      563,194         70,819(d, g, h)
   5.00%                                                 10/25/35                  96,996         84,799

   5.12%                                                 09/25/42                 833,489         87,516(d, g, h, i)
   5.22%                                                 08/25/16                 196,285         10,982(d, g, h, i)
   5.50%                                                 01/25/33                 140,699        133,925
   8.00%                                                 07/25/14                  30,020         30,243(h)
   31.49%                                                04/25/38                 674,655         54,656(d, g, i)
Federal National Mortgage Assoc. (Class 1)
   4.50%                                                 09/01/35 - 01/01/36      995,728        234,406(d, g)
   5.00%                                                 05/25/38                 307,990         96,298(d, g)
   5.48%                                                 11/01/34                 405,025        296,030(d, f, h)
Federal National Mortgage Assoc. (Class 2)
   5.00%                                                 09/01/33 - 03/25/38      606,811        173,438(d, g)
   5.50%                                                 12/01/33                  89,313         22,466(d, g)
Federal National Mortgage Assoc. REMIC
   4.50%                                                 11/25/13                  90,552          1,649(d, g, h)
   5.00%                                                 10/25/22                 143,791         22,418(d, g, h)
   11.15%                                                03/25/31                 327,593        336,040(h, i)
Federal National Mortgage Assoc. REMIC (Class B)
   4.23%                                                 12/25/22                   3,346          2,938(d, f, h)
Federal National Mortgage Assoc. REMIC (Class J)
   1080.91%                                              03/25/22                       1              2(d, g, h)
Federal National Mortgage Assoc. REMIC (Class K)
   1008.00%                                              05/25/22                      17            354(d, g, h)
Federal National Mortgage Assoc. STRIPS (Class 2)
   5.00%                                                 08/01/34               2,403,992        622,409(d, g, h)
   7.50%                                                 11/01/23                  35,850          7,915(d, g, h)
   8.00%                                                 08/01/23 - 07/01/24       20,731          5,717(d, g, h)
   8.50%                                                 03/01/17 - 07/25/22       10,641          2,343(d, g, h)
   9.00%                                                 05/25/22                   3,509          1,096(d, g, h)
                                                                                            ------------
                                                                                               5,063,302

ASSET BACKED - 3.7%
Accredited Mortgage Loan Trust (Class A)
   2.78%                                                 07/25/34                 161,489         70,247(h, i)
Bear Stearns Asset Backed Securities Trust (Class A)
   2.85%                                                 01/25/34                  36,592         30,943(h, i)
Capital Auto Receivables Asset Trust (Class A)
   3.25%                                                 01/15/10                 335,000        332,958(b, h, i)
Capital One Master Trust (Class C)
   6.70%                                                 06/15/11                 274,000        274,956(b, h, q)
Carmax Auto Owner Trust
   4.35%                                                 03/15/10                 101,452        101,819(h)
Chase Funding Mortgage Loan Asset-Backed Certificates
   2.98%                                                 03/25/32                  33,878         29,373(h, i)
   5.75%                                                 05/25/32                  39,552         23,731(h)
Countrywide Asset-Backed Certificates (Class A)
   3.04%                                                 08/25/32                  21,656         18,349(h, i)
Discover Card Master Trust I (Class A)
   2.49%                                                 05/15/11               1,000,000        997,598(h, i)
   2.50%                                                 04/17/12               1,000,000        994,835(h, i)
Ford Credit Floorplan Master Owner Trust (Class A)
   2.65%                                                 06/15/11                 800,000        782,330(d, i)
Honda Auto Receivables Owner Trust (Class A)
   4.15%                                                 10/15/10                 130,067        130,470(h)
Mid-State Trust
   7.54%                                                 07/01/35                  13,451         13,196(h, q)
Peco Energy Transition Trust
   6.52%                                                 12/31/10                 181,000        189,634(h)
Residential Asset Mortgage Products, Inc.

   2.72%                                                 03/25/34                   2,901          2,842(h, i)
Residential Asset Securities Corp.
   2.98%                                                 07/25/32                   8,613          7,485(h, i)
Residential Asset Securities Corp. (Class A)
   3.06%                                                 06/25/33                  34,483         24,022(h, i)
   4.16%                                                 07/25/30                  25,729         25,326(h)
Swift Master Auto Receivables Trust (Class A)
   2.57%                                                 06/15/12               1,000,000        938,438(h, i)
Wachovia Asset Securitization Inc. (Class A)
   2.70%                                                 06/25/34                  57,763         51,030(h, i)
Wells Fargo Home Equity Trust
   3.97%                                                 05/25/34                  65,058         63,435(h)
                                                                                            ------------
                                                                                               5,103,017

CORPORATE NOTES - 19.9%
Abbey National PLC
   7.95%                                                 10/26/29                 152,000        154,594(h)
AES Ironwood LLC
   8.86%                                                 11/30/25                 332,485        344,953(h)
American International Group, Inc.
   5.85%                                                 01/16/18                 166,000        155,518(h)
American Railcar Industries, Inc.
   7.50%                                                 03/01/14                 100,000         93,000(h)
ARAMARK Corp.
   8.50%                                                 02/01/15                 300,000        294,000(h)
Archer-Daniels-Midland Co.
   6.45%                                                 01/15/38                 166,000        166,429(h)
Arizona Public Service Co.
   6.25%                                                 08/01/16                  95,000         90,496(h)
BAC Capital Trust VI
   5.63%                                                 03/08/35                 224,000        182,397(h)
Bank of America Corp.
   8.00%                                                 12/29/49                 171,000        160,205(h)
Bank of America Corp. (Series L)
   5.65%                                                 05/01/18                 500,000        466,794(h)
Bear Stearns Companies Inc.
   5.85%                                                 07/19/10                 173,000        175,685(h)
   6.95%                                                 08/10/12                 355,000        369,119(h)
BellSouth Corp.
   4.20%                                                 09/15/09                 280,000        280,571(h)
   6.55%                                                 06/15/34                  24,000         23,179(h)
Bristol-Myers Squibb Co.
   5.45%                                                 05/01/18                 180,000        177,564
   5.88%                                                 11/15/36                  85,000         79,292(h)
British Telecommunications PLC
   8.63%                                                 12/15/10                 120,000        128,850(h)
Cadbury Schweppes US Finance LLC
   3.88%                                                 10/01/08                 214,000        213,781(b, h)
Cardinal Health, Inc.
   5.50%                                                 06/15/13                 120,000        119,733(h)
Cargill Inc.
   5.20%                                                 01/22/13                 240,000        237,696(b, h)
Cargill Inc.
   6.00%                                                 11/27/17                 286,000        284,359(b, h)
Carolina Power & Light Co.
   5.15%                                                 04/01/15                 101,000        100,719(h)
   5.70%                                                 04/01/35                  58,000         54,066(h)
   6.13%                                                 09/15/33                  64,000         62,960(h)

Chesapeake Energy Corp.
   7.25%                                                 12/15/18                 301,000        292,722(h)
Chubb Corp.
   6.50%                                                 05/15/38                  35,000         33,446(h)
Citigroup, Inc.
   5.50%                                                 04/11/13                 242,000        236,458(h)
   8.40%                                                 04/29/49                 180,000        171,110(h)
Clarendon Alumina Production Ltd.
   8.50%                                                 11/16/21                 100,000        101,000(b, h)
Community Health Systems, Inc.
   8.88%                                                 07/15/15                 300,000        301,875(h)
Consolidated Edison Co of New York, Inc.
   5.85%                                                 04/01/18                 183,000        183,682(h)
Constellation Brands, Inc.
   7.25%                                                 05/15/17                 303,000        283,305(h)
COX Communications, Inc.
   6.25%                                                 06/01/18                 255,000        248,929(b, h)
   7.13%                                                 10/01/12                 100,000        104,376(h)
   7.75%                                                 11/01/10                 145,000        152,784(h)
Credit Suisse
   6.00%                                                 02/15/18                 174,000        167,548(h)
CSC Holdings, Inc.
   8.50%                                                 06/15/15                 301,000        295,732(b, h)
CSX Transportation, Inc.
   9.75%                                                 06/15/20                  82,000         98,726(h)
CVS Caremark Corp.
   5.75%                                                 06/01/17                 330,000        324,572(h)
Diageo Capital PLC
   5.20%                                                 01/30/13                 117,000        117,134
Dominion Resources, Inc. (Series B)
   6.30%                                                 09/30/66                 470,000        430,169(h)
Dover Corp.
   6.50%                                                 02/15/11                  80,000         83,916(h)
DP World Ltd.
   6.85%                                                 07/02/37                 100,000         85,807(b, h)
Duke Energy Carolinas LLC
   5.38%                                                 01/01/09                  60,000         60,452(h)
Duke Realty LP
   6.25%                                                 05/15/13                 117,000        114,753
Dynegy Holdings, Inc.
   7.50%                                                 06/01/15                 300,000        276,750
Echostar DBS Corp.
   7.75%                                                 05/31/15                 302,000        293,695(b)
EI Du Pont de Nemours & Co.
   4.88%                                                 04/30/14                 125,000        125,265(h)
El Paso Electric Co.
   6.00%                                                 05/15/35                 100,000         84,335(h)
Empresa Energetica de Sergipe and Sociedade Anonima de
   Eletrificaao da Paraiba
   10.50%                                                07/19/13                 103,000        114,845(b, h)
Ford Motor Credit Company LLC
   7.88%                                                 06/15/10                 301,000        259,810
Gaz Capital S.A.
   7.34%                                                 04/11/13                 100,000        102,250(b)
GlaxoSmithKline Capital Inc.
   4.85%                                                 05/15/13                 117,000        116,842
GlaxoSmithKline Capital Inc.
   6.38%                                                 05/15/38                  58,000         57,573
Globo Comunicacoe e Participacoes S.A.

   7.25%                                                 04/26/22                 100,000         99,000(b)
GMAC LLC
   6.88%                                                 09/15/11                 302,000        217,009
Goldman Sachs Group, Inc.
   5.95%                                                 01/18/18                  58,000         55,677
   6.15%                                                 04/01/18                  64,000         62,090
   6.60%                                                 01/15/12                 385,000        395,889(h)
   6.88%                                                 01/15/11                 175,000        181,665
GTE Corp.
   7.51%                                                 04/01/09                 145,000        148,878(h)
Harrah's Operating Company Inc.
   10.75%                                                02/01/16                 301,000        249,830(b)
HCA Inc.
   9.25%                                                 11/15/16                 302,000        311,060
Hewlett-Packard Co.
   5.50%                                                 03/01/18                 164,000        160,623
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
   9.75%                                                 11/15/14                 325,000        294,125
Honeywell International, Inc.
   5.30%                                                 03/01/18                 150,000        147,763
HSBC Bank USA N.A.
   4.63%                                                 04/01/14                  75,000         71,230
   7.00%                                                 01/15/39                 250,000        244,606
HSBC Capital Funding LP (Series 1)
   9.55%                                                 12/29/49                 173,000        180,505(b, h)
HSBC Finance Corp.
   6.75%                                                 05/15/11                 125,000        129,904
Hydro Quebec
   8.50%                                                 12/01/29                  90,000        127,294
IIRSA Norte Finance Ltd.
   8.75%                                                 05/30/24                 279,265        309,984(b, h)
ING Capital Funding TR III
   8.44%                                                 12/29/49                 190,000        191,976
ING Groep N.V.
   5.78%                                                 12/29/49                  79,000         65,568
Intergen N.V.
   9.00%                                                 06/30/17                 202,000        209,070(b)
International Steel Group Inc.
   6.50%                                                 04/15/14                 160,000        162,210
Interoceanica IV Finance Ltd.
   4.31%                                                 11/30/18                 160,000        102,576(b, d)
   4.53%                                                 11/30/25                 157,478         72,172(b, d)
Iron Mountain Inc.
   8.00%                                                 06/15/20                 301,000        296,485
John Deere Capital Corp.
   4.50%                                                 04/03/13                 229,000        226,140(h)
JP Morgan Chase & Co.
   6.40%                                                 05/15/38                 183,000        169,739
   7.00%                                                 11/15/09                 235,000        240,208(h)
Kroger Co.
   6.15%                                                 01/15/20                 182,000        180,074
Lehman Brothers Holdings, Inc.
   2.85%                                                 12/23/08                  30,000         29,426(i)
   3.00%                                                 10/22/08                  66,000         65,751(i)
   5.63%                                                 01/24/13                 105,000         99,383
   6.88%                                                 05/02/18                 240,000        232,345
Lippo Karawaci Finance BV
   8.88%                                                 03/09/11                 175,000        169,861

LyondellBasell Industries AF SCA
   8.38%                                                 08/15/15                 310,000        196,850(b)
Marfrig Overseas Ltd.
   9.63%                                                 11/16/16                 250,000        240,000(b)
Markel Corp.
   7.35%                                                 08/15/34                  64,000         62,663
McDonald's Corp.
   5.80%                                                 10/15/17                 116,000        118,408
   6.30%                                                 03/01/38                 164,000        162,460
Mediacom LLC/Mediacom Capital Corp.
   9.50%                                                 01/15/13                 480,000        452,400(h)
Merck & Company, Inc.
   5.75%                                                 11/15/36                  60,000         57,334
Merrill Lynch & Company, Inc.
   6.88%                                                 04/25/18                 127,000        120,869
Metropolitan Life Global Funding I
   4.25%                                                 07/30/09                 155,000        153,848(b)
Midamerican Energy Holdings Co.
   6.13%                                                 04/01/36                 135,000        129,636
Mizuho Financial Group Cayman Ltd.
   8.38%                                                 12/29/49                 100,000        100,201
Morgan Stanley
   6.00%                                                 04/28/15                 200,000        191,204
Morgan Stanley (Series F)
   6.63%                                                 04/01/18                 200,000        189,505
Munich Re America Corp. (Series B)
   7.45%                                                 12/15/26                 115,000        115,188(h)
NAK Naftogaz Ukrainy
   8.13%                                                 09/30/09                 300,000        292,500
Nakilat Inc.
   6.07%                                                 12/31/33                 100,000         88,443(b, h)
   6.27%                                                 12/31/33                 160,000        142,128(b)
Nelnet, Inc.
   5.13%                                                 06/01/10                 264,000        240,706(h)
NGPL PipeCo LLC
   7.12%                                                 12/15/17                 121,000        123,669(b)
Norfolk Southern Corp.
   8.63%                                                 05/15/10                 185,000        198,204(h)
Norfolk Southern Railway Co.
   9.75%                                                 06/15/20                 146,000        178,434(h)
Northern States Power
   6.25%                                                 06/01/36                 115,000        117,556(h)
NorthWestern Corp.
   5.88%                                                 11/01/14                 298,000        293,300(h)
NRG Energy, Inc.
   7.38%                                                 02/01/16                 300,000        282,375
OPTI Canada Inc.
   8.25%                                                 12/15/14                 160,000        159,200
Pacific Bell Telephone Co.
   7.13%                                                 03/15/26                  99,000         99,899(h)
Pacific Gas & Electric Co.
   5.80%                                                 03/01/37                 120,000        111,879
Parker Hannifin Corp.
   5.50%                                                 05/15/18                 121,000        121,380
Pemex Finance Ltd.
   9.03%                                                 02/15/11                 166,650        177,899(h)
Pemex Project Funding Master Trust
   5.75%                                                 03/01/18                  50,000         49,375(b)

   6.13%                                                 08/15/08                   3,000          3,012
   7.88%                                                 02/01/09                  61,000         62,635
PepsiCo, Inc.
   5.00%                                                 06/01/18                 300,000        292,698
Pitney Bowes, Inc.
   3.88%                                                 06/15/13                 137,000        129,107
PNC Preferred Funding Trust I
   6.52%                                                 12/31/49                 150,000        119,599(b)
Potomac Edison Co.
   5.35%                                                 11/15/14                 112,000        109,760(h)
Public Service Company of Colorado
   7.88%                                                 10/01/12                 200,000        223,049(h)
Puget Sound Energy, Inc.
   5.48%                                                 06/01/35                 145,000        121,817(h)
Puget Sound Energy, Inc. (Series A)
   6.97%                                                 06/01/67                 215,000        184,727
Rock-Tenn Co.
   8.20%                                                 08/15/11                 315,000        324,450
Royal Bank of Scotland Group PLC
   5.00%                                                 10/01/14                  45,000         43,124
RSHB Capital S.A.
   7.75%                                                 05/29/18                 200,000        196,000(b)
Sabine Pass LNG LP
   7.25%                                                 11/30/13                 200,000        182,000
   7.50%                                                 11/30/16                 275,000        247,500
Security Benefit Life Insurance
   8.75%                                                 05/15/16                  25,000         26,108(b)
Seitel, Inc.
   9.75%                                                 02/15/14                      --             --
Sierra Pacific Resources
   8.63%                                                 03/15/14                 153,000        160,392
Skandinaviska Enskilda Banken AB
   7.50%                                                 03/29/49                 250,000        250,518(b, h)
Southern Copper Corp.
   7.50%                                                 07/27/35                  30,000         29,376
Sprint Capital Corp.
   7.63%                                                 01/30/11                 104,000        102,180(h)
Standard Chartered Bank Hong Kong Ltd.
   4.38%                                                 12/03/14                 210,000        206,619
Stewart Enterprises, Inc.
   6.25%                                                 02/15/13                 185,000        175,750(h)
Suncor Energy, Inc.
   6.10%                                                 06/01/18                 120,000        120,363
Telecom Italia Capital S.A.
   6.20%                                                 07/18/11                 189,000        192,727
Telefonica Emisiones SAU
   5.86%                                                 02/04/13                 150,000        151,002
Tenneco, Inc.
   8.63%                                                 11/15/14                 301,000        265,632
Tesco PLC
   5.50%                                                 11/15/17                 100,000         97,299(b)
The Travelers Companies Inc.
   5.80%                                                 05/15/18                 180,000        175,132
Time Warner Cable, Inc.
   6.20%                                                 07/01/13                 180,000        183,036
   6.75%                                                 07/01/18                 180,000        181,194
Titan Petrochemicals Group Ltd.
   8.50%                                                 03/18/12                  33,000         17,490(b)

TNK-BP Finance S.A.
   6.63%                                                 03/20/17                 100,000         88,500(b)
Transocean, Inc.
   6.00%                                                 03/15/18                 162,000        162,242
Tronox Worldwide LLC
   9.50%                                                 12/01/12                 230,000        187,450(h)
UBS Preferred Funding Trust I
   8.62%                                                 10/29/49                 150,000        150,726
United Technologies Corp.
   6.13%                                                 07/15/38                 122,000        122,551
Verizon Global Funding Corp.
   7.25%                                                 12/01/10                 241,000        255,858
Verizon Pennsylvania, Inc.
   8.35%                                                 12/15/30                  80,000         89,843(h)
VTB Capital S.A.
   3.38%                                                 08/01/08                 205,000        202,950(b, h, i)
Wachovia Corp. (Series K)
   7.98%                                                 12/31/49                 115,000        105,616
Wal-Mart Stores, Inc.
   5.80%                                                 02/15/18                 114,000        118,035
   6.20%                                                 04/15/38                 178,000        174,543
Wells Fargo & Co.
   5.63%                                                 12/11/17                  55,000         53,215
Westar Energy, Inc.
   7.13%                                                 08/01/09                 140,000        143,665(h)
Westlake Chemical Corp.
   6.63%                                                 01/15/16                 310,000        260,400(h)
Xerox Corp.
   6.35%                                                 05/15/18                 180,000        177,678
XTO Energy, Inc.
   6.38%                                                 06/15/38                 116,000        109,902
                                                                                            ------------
                                                                                              27,580,920

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%
Banc of America Commercial Mortgage Inc.
   5.32%                                                 09/10/47                  50,000         49,197(h)
Banc of America Commercial Mortgage Inc. (Class A)
   5.49%                                                 02/10/51                 560,000        520,035
   6.48%                                                 06/10/49                 510,000        482,111(d, i)
Banc of America Commercial Mortgage Inc. (Class C)
   5.88%                                                 04/10/17                 100,000         72,050(h, q)
Banc of America Funding Corp.
   5.73%                                                 03/20/36                 111,370         45,202(h, i, q)
   5.80%                                                 02/20/36                 188,361         78,960(h, q)
Banc of America Mortgage Securities Inc. (Class B)
   5.38%                                                 01/25/36                 107,643         62,992(h, i)
   5.55%                                                 02/25/36                  88,850         53,081(h, i)
Bear Stearns Commercial Mortgage Securities
   5.48%                                                 10/12/41                 305,000        301,411(h)
   5.53%                                                 10/12/41                 305,000        294,911(h)
   5.58%                                                 03/11/39                  93,396         93,187(h)
   6.02%                                                 02/14/31                 395,085        396,652(h)
Bear Stearns Commercial Mortgage Securities (Class D)
   6.18%                                                 09/11/42                  40,000         24,584(b, h, q)
Countrywide Alternative Loan Trust
   5.98%                                                 05/25/36                  39,035            781(h, q)
   6.00%                                                 03/25/36 - 08/25/36      191,974         16,258(h, q)
Countrywide Alternative Loan Trust (Class B)

   6.00%                                                 05/25/36 - 08/25/36      132,734         14,707(h, q)
Countrywide Asset-Backed Certificates
   2.76%                                                 11/25/35                 466,556        433,799(h, i)
Credit Suisse Mortgage Capital Certificates (Class C)
   5.65%                                                 02/25/36                  82,731         23,533(h, q)
Crusade Global Trust (Class A)
   3.00%                                                 09/18/34                  33,675         33,118(h, i)
CS First Boston Mortgage Securities Corp.
   1.57%                                                 03/15/35               3,800,361         82,730(b, h, q)
   5.25%                                                 08/25/34                  68,162         63,971(h)
   5.34%                                                 10/25/35                 102,859         41,144(h, q)
   6.13%                                                 04/15/37                 224,440        229,047(h)
   6.79%                                                 07/15/37               3,162,902         61,982(b, d, h ,q)
First Union-Lehman Brothers-Bank of America
   6.56%                                                 11/18/35                       1              1
GMAC Commercial Mortgage Securities, Inc.
   6.47%                                                 04/15/34                 128,055        131,250(h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
   6.68%                                                 12/10/41               4,609,664         71,700(d, h, q)
Greenwich Capital Commercial Funding Corp.
   5.12%                                                 04/10/37                 305,528        304,901(h)
GS Mortgage Securities Corp II (Class A)
   5.99%                                                 08/10/45                 550,000        525,914
Impac CMB Trust (Class A)
   2.74%                                                 10/25/35               1,091,830        885,298(h, i)
Indymac INDA Mortgage Loan Trust
   5.16%                                                 01/25/36                  71,784         44,808(h, q)
Indymac INDA Mortgage Loan Trust (Class B)
   5.16%                                                 01/25/36                  71,784         47,734(h, q)
JP Morgan Chase Commercial Mortgage Securities Corp.
   1.27%                                                 01/12/39               2,690,476         63,634(b, h, q)
   6.26%                                                 02/15/51                 390,000        362,336
   6.40%                                                 02/12/51                  60,000         39,447(b, q)
   6.47%                                                 11/15/35                 215,752        221,655(h)
LB-UBS Commercial Mortgage Trust
   4.06%                                                 09/15/27                 332,064        329,312(h)
   6.23%                                                 03/15/26                 165,796        167,232(h)
   6.62%                                                 01/18/12               3,954,392         75,073(d, h, q)
   10.75%                                                01/15/36               1,438,640         70,554(b,d, h, q)
   11.40%                                                10/15/35               1,039,055         37,428(b,d, h, q)
   12.31%                                                03/15/36               3,772,978         84,904(b,d, h, q)
   12.51%                                                02/15/40               3,565,061         61,688(b,d, h, q)
LB-UBS Commercial Mortgage Trust (Class A)
   6.13%                                                 12/15/30                 289,600        295,244(h)
LB-UBS Commercial Mortgage Trust (Class B)
   6.65%                                                 07/14/16                  66,000         68,220(b, h)
LB-UBS Commercial Mortgage Trust (Class F)
   6.45%                                                 07/15/40                 105,000         69,705(q)
MASTR Alternative Loans Trust
   5.00%                                                 08/25/18                 147,830         22,914(d, g, h)
Merrill Lynch Mortgage Trust (Class A)
   5.80%                                                 05/12/39                 319,000        319,140(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust
   5.42%                                                 08/12/48                 175,000        155,221
MLCC Mortgage Investors, Inc.
   5.37%                                                 02/25/36                  94,112         78,433(h)
Morgan Stanley Capital I
   5.28%                                                 12/15/43                 117,000        115,111

   5.33%                                                 12/15/43                 117,000        110,035
   5.39%                                                 11/12/41                 341,000        274,137(h)
   5.44%                                                 02/12/44                 119,000        113,940(b)
   5.69%                                                 04/15/49                 600,000        565,796(h)
   7.11%                                                 04/15/33                 451,561        459,970(h)
Morgan Stanley Capital I (Class A)
   5.36%                                                 02/12/44                 225,000        219,753
Morgan Stanley Dean Witter Capital I
   7.20%                                                 10/15/33                  56,575         58,541(h)
Morgan Stanley Dean Witter Capital I (Class A)
   6.54%                                                 02/15/31                  18,448         18,897(h)
Puma Finance Ltd. (Class A)
   2.91%                                                 10/11/34                  74,094         71,606(h, i)
   2.96%                                                 03/25/34                 113,091        110,635(h, i)
Residential Accredit Loans, Inc.
   6.00%                                                 01/25/36                 174,750         93,976(h, q)
   6.04%                                                 01/25/36                  98,351         10,895(h, q)
Residential Funding Mortgage Securities I
   5.75%                                                 01/25/36                  97,498         57,726(h)
   5.75%                                                 01/25/36                  97,498         68,557(h, q)
Structured Asset Securities Corp. (Class X)
   2.15%                                                 02/25/28                 105,081            230(q)
Wachovia Bank Commercial Mortgage Trust
   5.93%                                                 06/15/49                 550,000        521,870(h)
Wachovia Bank Commercial Mortgage Trust (Class A)
   6.22%                                                 01/15/45                 280,000        267,368(d, i)
Wachovia Bank Commercial Mortgage Trust (Class E)
   6.10%                                                 02/15/51                 335,000        222,788(q)
Wells Fargo Mortgage Backed Securities Trust
   5.39%                                                 08/25/35                 262,267        226,343(h, i)
   5.50%                                                 01/25/36                 102,994         68,981(h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
   5.50%                                                 03/25/36                 231,818        161,303(h)
                                                                                            ------------
                                                                                              11,827,647

SOVEREIGN BONDS - 0.9%
Banco Nacional de Desenvolvimento Economico e Social
   6.37%                                                 06/16/18                 200,000        199,000(b, h)
Government of Brazil
   6.00%                                                 01/17/17                 100,000        101,950(h)
   8.00%                                                 01/15/18                 117,000        129,928(h)
Government of Canada
   7.50%                                                 09/15/29                 185,000        236,353
Government of Indonesia
   6.88%                                                 01/17/18                 100,000         94,000(b)
   7.75%                                                 01/17/38                 100,000         94,000(b)
Government of Jamaica
   8.00%                                                 06/24/19                 100,000         91,000
Government of Korea Railroad Corp.
   5.38%                                                 05/15/13                 100,000         99,062(b)
Government of Manitoba Canada
   4.90%                                                 12/06/16                 130,000        133,077
Government of Panama
   6.70%                                                 01/26/36                 115,000        116,725
                                                                                            ------------
                                                                                               1,295,095
                                                                                            ------------
TOTAL BONDS AND NOTES
   (COST $143,151,256)                                                                       139,035,286
                                                                                            ------------

SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 7.2%

ASSET BACKED - 4.8%
American Express Credit Account Master Trust (Class B)
   2.58%                                                 08/15/11               2,000,000      1,975,312(b, i)
Countrywide Asset-Backed Certificates
   3.34%                                                 05/25/33                   4,442          4,387(i)
Countrywide Asset-Backed Certificates (Class 2)
   3.08%                                                 06/25/33                   1,457          1,219(i)
Countrywide Asset-Backed Certificates (Class A)
   3.28%                                                 03/25/33                 133,331        114,464(i)
Discover Card Master Trust I (Class A)
   2.49%                                                 05/15/11               1,172,000      1,169,185(h, i)
Fleet Home Equity Loan Trust (Class A)
   2.73%                                                 01/20/33                 140,032         97,511(i)
GSAMP Trust
   2.63%                                                 12/25/35                 499,173        493,048(i)
Long Beach Mortgage Loan Trust
   2.76%                                                 09/25/35               1,536,907      1,496,727(i)
Nissan Auto Lease Trust
   2.54%                                                 02/15/13               1,300,000      1,275,105(i)
Residential Asset Mortgage Products, Inc. (Class A)
   3.04%                                                 06/25/32                  21,965         18,792(i)
                                                                                            ------------
                                                                                               6,645,750

CORPORATE NOTES - 0.4%
Morgan Stanley
   2.82%                                                 05/07/09                 550,000        541,422(i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Banc of America Large Loan Inc.
   2.68%                                                 03/15/22               1,086,000      1,034,671(b, i)
Countrywide Asset-Backed Certificates
   2.76%                                                 11/25/35                 466,556        433,799(h, i)
Interstar Millennium Trust (Class A)
   2.98%                                                 03/14/36                  23,637         22,799(i)
Lehman Brothers Floating Rate Commercial Mortgage
   Trust
   2.64%                                                 10/15/17                 283,335        270,431(b, i)
MortgageIT Trust (Class 1)
   2.74%                                                 05/25/35                 983,749        856,637(i)
Thornburg Mortgage Securities Trust (Class A)
   3.16%                                                 04/25/43                  91,174         88,981(i)
WaMu Mortgage Pass Through Certificates
   2.82%                                                 01/25/45                 160,074        129,798(i)
                                                                                            ------------
                                                                                               2,837,116
                                                                                            ------------
TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM
   SECURITIES ON LOAN
   (COST $10,455,506)                                                                         10,024,288
                                                                                            ------------

OTHER INVESTMENTS - 0.5%

OTHER INVESTMENTS - 0.1%
GEI Investment Fund                                                                              173,513(k)

OTHER INVESTMENTS PURCHASED WITH COLLATERAL FROM
   SECURITIES ON LOAN - 0.4%
GEI Investment Fund                                                                              455,883(k)

TOTAL OTHER INVESTMENTS                                                                           629,396
   (COST $828,153)
                                                                                            ------------
TOTAL INVESTMENT IN SECURITIES
   (COST $154,434,915)                                                                       149,688,970
                                                                                            ------------
SHORT-TERM INVESTMENTS - 21.4%

SHORT-TERM INVESTMENTS - 15.1%
GE Money Market Fund Institutional Class
   1.93%                                                                                      20,895,769(d, p)

U.S. GOVERNMENTS - 2.2%

Federal Home Loan Bank Discount Notes
   2.06%                                                 07/16/08               3,000,000      2,997,437(d)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
   SECURITIES ON LOAN - 4.1%
GE Money Market Fund Institutional Class
   1.93%                                                                                       5,702,926(d, p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $29,596,132)                                                                         29,596,132

TOTAL INVESTMENTS
   (COST $184,031,047)                                                                       179,285,102

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (29.6)%                                         (40,987,681)
                                                                                            ------------
NET ASSETS - 100.0%                                                                         $138,297,421
                                                                                            ============

OTHER INFORMATION

The GE Fixed Income Fund had the following long futures contracts open at June 30, 2008 (unaudited):

                                                                                     UNREALIZED
                                                      NUMBER OF       CURRENT      APPRECIATION/
DESCRIPTION                         EXPIRATION DATE   CONTRACTS   NOTIONAL VALUE    DEPRECIATION
---------------------------------   ---------------   ---------   --------------   -------------
Euro Schatz Future                   September 2008       12        $ 1,934,618      $ (2,896)
U.S. Treasury Notes 2Yr. Futures     September 2008      127         26,822,797       148,088

The GE Fixed Income Fund had the following Short futures contracts open at June 30, 2008 (unaudited):

                                                                                     UNREALIZED
                                                      NUMBER OF       CURRENT      APPRECIATION/
DESCRIPTION                         EXPIRATION DATE   CONTRACTS   NOTIONAL VALUE    DEPRECIATION
---------------------------------   ---------------   ---------   --------------   -------------
U.S. Treasury Notes 5Yr. Futures     September 2008       25        $(2,763,867)      $  7,575
U.S. Treasury Notes 10Yr. Futures    September 2008       16         (1,822,750)       (31,013)
                                                                                   -------------
                                                                                      $121,754
                                                                                   =============

                              GE GLOBAL EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                 NUMBER OF
                                                   SHARES        VALUE
                                                 ---------   ------------
COMMON STOCK - 92.6%

AUSTRALIA - 1.6%
Brambles Ltd.                                      78,206    $    655,260
Paladin Energy Ltd.                                79,693         487,077(a)
                                                             ------------
                                                                1,142,337

AUSTRIA - 0.3%
Zumtobel AG                                         9,524         216,458

BRAZIL - 1.0%
Petroleo Brasileiro S.A. ADR                       11,456         663,875

CANADA - 4.4%
CAE, Inc.                                          51,217         581,558
Gildan Activewear Inc. (Class A)                   16,565         427,942(a)
Potash Corporation of Saskatchewan                  6,688       1,528,676
Suncor Energy, Inc.                                 4,194         243,755
Suncor Energy, Inc.                                 5,434         317,079
                                                             ------------
                                                                3,099,010

CHINA - 1.1%
Baidu.com ADR                                         536         167,747(a)
China Communications Construction Company Ltd.    232,000         397,722
China COSCO Holdings Company Ltd.                  75,464         184,686
                                                             ------------
                                                                  750,155

CZECH REPUBLIC - 0.8%
New World Resources N.V. (Class A)                 15,903         563,358(a)

FINLAND - 0.9%
Nokia Oyj                                          26,025         636,570

FRANCE - 3.2%
BNP Paribas                                         5,638         507,869
Groupe Danone                                      10,299         721,166
Unibail-Rodamco (REIT)                              1,246         287,125
Veolia Environnement                               12,216         682,460
                                                             ------------
                                                                2,198,620

GERMANY - 4.6%
Bayer AG                                           13,835       1,164,864
E.ON AG                                             3,182         641,761
Gerresheimer AG                                    15,486         789,854
Linde AG                                            4,546         638,978
                                                             ------------
                                                                3,235,457

GREECE - 0.6%
Hellenic Telecommunications Organization S.A.      17,574         443,019(a)

HONG KONG - 0.4%
China Travel International Inv.                   960,000         260,208




INDIA - 1.2%
ITC Ltd.                                          127,465         550,627
IVRCL Infrastructures & Projects Ltd.              40,004         275,175
                                                             ------------
                                                                  825,802

ITALY - 2.9%
Saipem S.p.A.                                      22,107       1,033,949
UniCredit S.p.A                                   157,442         958,363
                                                             ------------
                                                                1,992,312

JAPAN - 10.7%
East Japan Railway Co.                                 31         252,933
Ibiden Company Ltd.                                11,601         423,180
Japan Steel Works Ltd.                             19,000         370,174
Japan Tobacco, Inc.                                   129         551,101
Jupiter Telecommunications Company Ltd.             1,192         926,246
Mitsubishi Estate Company Ltd.                     47,000       1,077,874
Mitsubishi UFJ Financial Group, Inc.               79,255         701,601
Nintendo Company Ltd.                               2,200       1,249,679
Nomura Holdings, Inc.                              75,000       1,112,513
Toyota Motor Corp.                                 17,700         836,929
                                                             ------------
                                                                7,502,230

MEXICO - 0.6%
America Movil S.A. de C.V. ADR (Series L)           8,005         422,264

NETHERLANDS - 2.1%
Advanced Metallurgical Group N.V.                   4,907         415,595(a)
Koninklijke Philips Electronics N.V.               30,902       1,047,237
                                                             ------------
                                                                1,462,832

NORWAY - 1.5%
Telenor ASA                                        55,610       1,043,868

PORTUGAL - 0.3%
Energias de Portugal S.A.                          34,505         179,548

RUSSIA - 0.9%
Gazprom OAO ADR                                    11,315         656,270

SINGAPORE - 1.5%
CapitaLand Ltd.                                   131,073         551,550
Singapore Telecommunications Ltd.                 173,000         461,817
                                                             ------------
                                                                1,013,367

SOUTH AFRICA - 0.6%
MTN Group Limited                                  25,939         410,685

SPAIN - 0.6%
Banco Santander S.A. (Regd.)                       23,843         435,297

SWITZERLAND - 4.7%
Nestle S.A. (Regd.)                                27,010       1,224,015
Roche Holding AG                                    8,200       1,478,402
Swatch Group AG                                     2,436         607,483
                                                             ------------
                                                                3,309,900

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing
Company Ltd. ADR                                   60,992         665,423(a)

UNITED KINGDOM - 7.8%
Aegis Group PLC                                   222,220         474,012
BG Group PLC                                       15,447         401,088
BHP Billiton PLC                                   35,484       1,359,660
Cadbury PLC                                        43,942         550,718
Diageo PLC                                         33,620         615,436
Prudential PLC                                     45,294         477,345
Royal Bank of Scotland Group PLC                  156,702         666,536
Tesco PLC                                          58,818         429,848
Vodafone Group, PLC ADR                            17,087         503,383
                                                             ------------
                                                                5,478,026

UNITED STATES - 37.3%
Alberto-Culver Co.                                  9,646         253,400
Allegheny Technologies Incorporated                 5,618         333,035
Alliant Techsystems, Inc.                           1,922         195,429(a)
American Tower Corp. (Class A)                     23,659         999,593(a)
Amgen, Inc.                                        14,510         684,292(a)
Apple Computer, Inc.                                1,207         202,100(a)
Bed Bath & Beyond, Inc.                             6,535         183,633(a)
CB Richard Ellis Group, Inc. (Class A)              8,815         169,248(a)
Charles Schwab Corp.                               30,795         632,529
Cisco Systems, Inc.                                24,551         571,056(a)
Citigroup, Inc.                                    34,483         577,935
Citrix Systems, Inc.                                6,875         202,194(a)
CME Group Inc.                                      1,139         436,453
Comcast Corp. (Class A)                            10,733         201,351
Corning Incorporated                               48,468       1,117,187
Covidien Ltd.                                      12,932         619,313
Dr Pepper Snapple Group, Inc.                          --               4(a)
Ecolab Inc.                                         5,941         255,404
Emerson Electric Co.                               16,934         837,386
FPL Group, Inc.                                     6,347         416,236
Goldman Sachs Group, Inc.                           1,240         216,876
Intel Corp.                                        23,576         506,412
Intuit Inc.                                        18,414         507,674(a)
ITT Corp.                                          10,127         641,343
JP Morgan Chase & Co.                              29,673       1,018,081
Kimberly-Clark Corp.                               13,928         832,616
McCormick & Company, Inc.                          19,865         708,386
Monsanto Co.                                       13,946       1,763,332
Occidental Petroleum Corp.                         16,260       1,461,124
Oracle Corp.                                       26,148         549,108(a,h)
Paychex, Inc.                                      18,920         591,818
PepsiCo, Inc.                                       9,117         579,750
Praxair, Inc.                                      10,138         955,405
QUALCOMM, Inc.                                     16,785         744,750
Quanta Services, Inc.                               9,498         315,998(a)
Schlumberger Ltd.                                  14,976       1,608,872
State Street Corp.                                  6,603         422,526(e)
Transocean, Inc.                                   11,363       1,731,608
Valero Energy Corp.                                 4,121         169,703
Verizon Communications, Inc.                        6,866         243,056
Wachovia Corp.                                     26,584         412,850

Wal-Mart Stores, Inc.                               7,989         448,982
Western Union Co.                                   9,191         227,202
Yahoo! Inc.                                        15,231         314,672(a)
Yum! Brands, Inc.                                   4,753         166,783
                                                             ------------
                                                               26,026,705
                                                             ------------
TOTAL COMMON STOCK
   (COST $58,826,127)                                          64,633,596
                                                             ------------

PREFERRED STOCK - 3.9%

All America Latina Logistica S.A.                  48,100         623,894
Cia Vale do Rio Doce ADR                           21,882         652,959(h)
Fresenius SE                                       11,220         970,077
NET Servicos de Comunicacao S.A.                   37,804         482,503(a)
                                                             ------------
TOTAL PREFERRED STOCK
   (COST $2,306,558)                                            2,729,433
                                                             ------------

EXCHANGE TRADED FUNDS - 1.1%

Financial Select Sector SPDR Fund                  5,841          118,339(o)
Industrial Select Sector SPDR Fund                19,637          667,854(h,o)
                                                             ------------
TOTAL EXCHANGE TRADED FUNDS
   (COST $706,090)                                                786,193
                                                             ------------

OTHER INVESTMENTS - 0.1%

GEI Investment Trust
   (COST $55,276)                                                  42,009(k)
                                                             ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $61,894,051)                                          68,191,231
                                                             ------------

SHORT-TERM INVESTMENTS - 2.0%

GE Money Market Fund Institutional Class 1.93%
   (COST $1,426,649)                                            1,426,649(d,p)

                                                             ------------
TOTAL INVESTMENTS
   (COST $63,320,700)                                          69,617,880
                                                             ------------

OTHER ASSETS AND LIABILITIES, NET - 0.3%                          205,756
                                                             ------------
NET ASSETS  - 100.0%                                         $ 69,823,636
                                                             ============

The GE Global Equity Fund was invested in the following sectors at June 30, 2008 (unaudited):

                                                             PERCENTAGE (BASED
SECTOR                                                        ON MARKET VALUE)
------                                                       -----------------
Financials                                                         15.49%
Materials                                                          13.84%
Energy                                                             12.60%

Information Technology                                             12.46%
Consumer Staples                                                   10.72%
Industrials                                                         8.93%
Consumer Discretionary                                              8.07%
Healthcare                                                          6.52%
Telecommunication Services                                          6.50%
Utilities                                                           2.76%
Short-Term                                                          2.05%
Other Investment                                                    0.06%
                                                             -----------
                                                                  100.00%
                                                             ===========

                          GE INTERNATIONAL EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                         NUMBER OF
                                                          SHARES        VALUE
                                                        ----------   -----------

COMMON STOCK - 92.8%

AUSTRALIA - 1.8%
Brambles Ltd.                                               75,861   $   635,612
Paladin Energy Ltd.                                        127,238       777,667(a)
                                                                     -----------
                                                                       1,413,279

BRAZIL - 1.0%
Petroleo Brasileiro S.A. ADR                                12,900       747,555

CANADA - 3.1%
Cameco Corp.                                                 5,673       244,914
Potash Corporation of Saskatchewan                           8,269     1,928,276
Suncor Energy, Inc.                                          3,778       220,450
                                                                     -----------
                                                                       2,393,640

CHINA - 0.5%
China COSCO Holdings Company Ltd.                          145,000       354,865
                                                                     -----------

DENMARK - 0.5%
Group 4 Securicor PLC                                       77,048       306,767
Novozymes (Series B)                                           627        56,484
                                                                     -----------
                                                                         363,251
                                                                     -----------

FINLAND - 1.7%
Nokia Oyj                                                   52,361     1,280,747

FRANCE - 12.9%
Alstom                                                       3,762       863,249
AXA S.A.                                                    18,268       538,657
BNP Paribas                                                 16,396     1,476,946
Cie Generale d'Optique Essilor International S.A.            8,693       530,636
Credit Agricole S.A.                                        27,145       551,439
Groupe Danone                                               19,598     1,372,309
LVMH Moet Hennessy Louis Vuitton S.A.                        3,243       338,535
Renault S.A.                                                 2,380       193,835
Suez S.A.                                                   13,107       889,110
Total S.A.                                                  14,645     1,247,428
Unibail-Rodamco (REIT)                                       1,899       437,601
Veolia Environnement                                        17,789       993,802
Vinci S.A.                                                   8,599       525,455
                                                                     -----------
                                                                       9,959,002

GERMANY - 8.5%
Allianz AG (Regd.)                                             699       123,042
Bayer AG                                                    16,376     1,378,808
Daimler AG (Regd.)                                           4,854       301,283
E.ON AG                                                      7,733     1,559,627
Linde AG                                                     7,964     1,119,406
Metro AG                                                     6,650       424,530
RWE AG                                                       2,031       256,605

Siemens AG (Regd.)                                          12,373     1,372,628
                                                                     -----------
                                                                       6,535,929

GREECE - 0.9%
Hellenic Telecommunications Organization S.A.               28,352       714,720(a)
                                                                     -----------

HONG KONG - 0.4%
Sun Hung Kai Properties Ltd.                                20,455       278,059

INDIA - 0.3%
Larsen & Toubro Ltd.                                         5,245       264,853

ITALY - 4.4%
Banca Intesa S.p.A.                                        127,871       727,433
Saipem S.p.A.                                               35,337     1,652,718
UniCredit S.p.A                                            164,935     1,003,973
                                                                     -----------
                                                                       3,384,124

JAPAN - 17.4%
Asahi Glass Company Ltd.                                    41,005       497,288(h)
Bank of Yokohama Ltd.                                       59,308       410,827
East Japan Railway Co.                                         121       987,255
Ibiden Company Ltd.                                         13,299       485,119
Komatsu Ltd.                                                24,169       676,092
Mitsubishi Estate Company Ltd.                              55,982     1,283,863
Mitsubishi Heavy Industries Ltd.                           147,000       703,305
Mitsubishi UFJ Financial Group, Inc.                       169,033     1,496,356
Nidec Corp.                                                  5,476       365,372
Nintendo Company Ltd.                                        1,000       568,036
Nomura Holdings, Inc.                                      108,198     1,604,956
Shiseido Company Ltd.                                       48,000     1,101,882
Sony Financial Holdings, Inc.                                  277     1,117,072
Sumitomo Realty & Development Company Ltd.                   9,000       179,342
Toray Industries Inc.                                      209,999     1,128,972
Toyota Motor Corp.                                          17,743       838,962
                                                                     -----------
                                                                      13,444,699

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                   14,425       760,919(h)

NETHERLANDS - 1.6%
Koninklijke Philips Electronics N.V.                        37,054     1,255,722

NORWAY - 3.7%
Acergy S.A.                                                 36,150       805,459
Orkla ASA                                                   25,399       325,433
Telenor ASA                                                 92,275     1,732,115
                                                                     -----------
                                                                       2,863,007

RUSSIA - 1.2%
Gazprom OAO ADR                                             16,627       964,366

SINGAPORE - 1.3%
CapitaLand Ltd.                                             92,000       387,132
Singapore Telecommunications Ltd.                          226,174       603,763
                                                                     -----------
                                                                         990,895

SOUTH AFRICA - 1.4%
Anglo Platinum Ltd.                                          2,305       383,428
MTN Group Limited                                           43,709       692,033
                                                                     -----------
                                                                       1,075,461

SOUTH KOREA - 1.3%
Kookmin Bank                                                 7,746       455,251
Samsung Electronics Company Ltd.                               920       549,643
                                                                     -----------
                                                                       1,004,894

SPAIN - 1.9%
ACS Actividades de Construccion y Servicios S.A.             4,147       207,656
Banco Santander S.A. (Regd.)                                68,929     1,258,423(h)
                                                                     -----------
                                                                       1,466,079

SWEDEN - 0.6%
Sandvik AB                                                  31,439       427,650

SWITZERLAND - 9.2%
ABB Ltd. (Regd.)                                            43,031     1,221,556(a)
Nestle S.A. (Regd.)                                         49,470     2,241,837
Roche Holding AG                                            12,990     2,342,005
Swatch Group AG                                              2,136       532,670
Syngenta AG                                                  2,302       747,945
                                                                     -----------
                                                                       7,086,013

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.            374,780       796,354(a)

UNITED KINGDOM - 15.2%
BG Group PLC                                                46,141     1,198,071
BHP Billiton PLC                                            47,366     1,814,949
Diageo PLC                                                  74,066     1,355,827
Group 4 Securicor PLC                                       77,940       312,790
Lloyds TSB Group, PLC                                      178,619     1,094,945(h)
National Grid PLC                                           39,076       511,784
Prudential PLC                                              73,940       779,240(h)
Rio Tinto PLC (Regd.)                                        8,597     1,034,434
Royal Bank of Scotland Group PLC                           300,703     1,279,048(h)
Tesco PLC                                                  108,661       794,106
Vodafone Group Public Limited Co.                          524,707     1,544,640
                                                                      11,719,834
                                                                     -----------
TOTAL COMMON STOCK
   (COST $64,273,821)                                                 71,545,917
                                                                     -----------
PREFERRED STOCK - 2.2%

All America Latina Logistica S.A.                           26,400       342,428
Cia Vale do Rio Doce ADR                                    46,314     1,382,010(h)
                                                                     -----------
TOTAL PREFERRED STOCK
   (COST $1,045,509)                                                   1,724,438
                                                                     -----------

RIGHTS - 0.0%*

Credit Agricole S.A.
   (COST $0)                                                27,145        33,787(a)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund
   (COST $33,482)                                                         25,446(k)
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $65,352,812)                                                 73,329,588
                                                                     -----------

SHORT-TERM INVESTMENTS - 4.9%

GE Money Market Fund Institutional Class 1.93%
   (COST $3,800,081)                                                   3,800,081(d, p)
                                                                     -----------
TOTAL INVESTMENTS
   (COST $69,152,893)                                                 77,129,669
                                                                     -----------

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                  77,606
                                                                     -----------
NET ASSETS - 100.0                                                   $77,207,275
                                                                     ===========

OTHER INFORMATION

The GE International Equity Fund had the following long futures contracts open at June 30, 2008 (unaudited):

                                                             CURRENT
                                                NUMBER OF   NOTIONAL    UNREALIZED
        DESCRIPTION           EXPIRATION DATE   CONTRACTS     VALUE    DEPRECIATION
---------------------------   ---------------   ---------   --------   ------------
DJ Euro Stoxx Index Futures    September 2008       4       $213,014      $(3,214)
FTSE 100 Index Futures         September 2008       1        112,404         (410)
Topix Index Futures            September 2008       1        124,381         (849)
                                                                          -------
                                                                          $(4,473)
                                                                          =======

The GE International Equity Fund was invested in the following sectors at June 30, 2008 (unaudited):

                             PERCENTAGE (BASED
SECTOR                        ON MARKET VALUE)
--------------------------   -----------------
Financials                         21.42%
Materials                          14.55%
Industrials                        13.00%
Energy                              9.87%
Consumer Staples                    9.45%
Telecommunication Services          7.84%
Utilities                           5.46%
Information Technology              5.24%
Short-Term                          4.93%
Consumer Discretionary              4.49%
Healthcare                          3.72%
Other Investments                   0.03%
                                  ------
                                  100.00%
                                  ======

                          GE PREMIER GROWTH EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                               NUMBER OF
                                                SHARES        VALUE
                                               ---------   ------------
COMMON STOCK - 99.4%

CONSUMER DISCRETIONARY - 16.9%
Bed Bath & Beyond, Inc.                          212,368   $  5,967,541(a, h)
Carnival Corp.                                   193,310      6,371,498
Comcast Corp. (Class A)                          373,006      6,997,593
Liberty Global, Inc. (Series C)                  187,319      5,687,005(a)
Liberty Media Entertainment Corp. (Series A)     334,888      8,114,336(a)
Lowe's Companies, Inc.                           182,418      3,785,173
                                                           ------------
                                                             36,923,146

CONSUMER STAPLES - 3.8%
PepsiCo, Inc.                                    130,687      8,310,386

ENERGY - 8.8%
Schlumberger Ltd.                                 89,848      9,652,371
Transocean, Inc.                                  63,166      9,625,867
                                                           ------------
                                                             19,278,238

FINANCIALS - 10.9%
AFLAC Incorporated                               114,353      7,181,368(h)
CB Richard Ellis Group, Inc. (Class A)           272,267      5,227,526(a)
Goldman Sachs Group, Inc.                         26,138      4,571,536
State Street Corp.                               108,907      6,968,959(e)
                                                           ------------
                                                             23,949,389

HEALTHCARE - 13.0%
Amgen, Inc.                                      111,629      5,264,424(a)
Genentech Inc.                                    51,731      3,926,383(a)
Johnson & Johnson                                 76,235      4,904,960
Lincare Holdings Inc.                            130,688      3,711,539(a)
Medtronic, Inc.                                  133,411      6,904,019
VCA Antech, Inc.                                  50,096      1,391,667(a)
Zimmer Holdings, Inc.                             35,394      2,408,562(a)
                                                           ------------
                                                             28,511,554

INDUSTRIALS - 3.9%
Dover Corp.                                      174,795      8,454,834

INFORMATION TECHNOLOGY - 35.9%
Analog Devices, Inc.                             121,431      3,857,863
Cisco Systems, Inc.                              343,056      7,979,483(a, h)
Corning Incorporated                             211,279      4,869,981
eBay, Inc.                                       187,864      5,134,323(a, h)
Intuit Inc.                                      310,384      8,557,287(a)
Iron Mountain Incorporated                       138,855      3,686,600(a)

Microsoft Corp.                                  242,317      6,666,141
Molex, Inc. (Class A)                            221,625      5,077,429(h)
Paychex, Inc.                                    212,368      6,642,871
QUALCOMM, Inc.                                   215,091      9,543,588
Research In Motion Ltd.                           40,840      4,774,196(a)
Western Union Co.                                397,509      9,826,422
Yahoo! Inc.                                       92,570      1,912,496(a)
                                                           ------------
                                                             78,528,680

MATERIALS - 3.9%
Allegheny Technologies Incorporated               41,385      2,453,303
Monsanto Co.                                      49,008      6,196,571(h)
                                                           ------------
                                                              8,649,874

TELECOMMUNICATION SERVICES - 2.3%
                                                           ------------
American Tower Corp. (Class A)                   117,075      4,946,419(a)
                                                           ------------
TOTAL COMMON STOCK
   (COST $212,493,736)                                      217,552,520
                                                           ------------
OTHER INVESTMENTS - 0.0%*

GEI Investment Fund
   (COST $26,049)                                                19,797(k)
                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $212,519,785)                                      217,572,317
                                                           ------------
SHORT-TERM INVESTMENTS - 0.8%

GE Money Market Fund Institutional Class
   1.93%                                                      1,740,107(d, p)
   (COST $1,740,107)
                                                           ------------
TOTAL INVESTMENTS
   (COST $214,259,892)                                      219,312,424
                                                           ------------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET
   - (0.2)%                                                    (409,047)
                                                           ------------
NET ASSETS  - 100.0%                                       $218,903,377
                                                           ============

OTHER INFORMATION

The GE Premier Growth Equity Fund had the following Short futures contracts open at June 30, 2008 (unaudited):

                                                        CURRENT
                                          NUMBER OF     NOTIONAL       UNREALIZED
    DESCRIPTION         EXPIRATION DATE   CONTRACTS      VALUE       APPRECIATION
---------------------   ---------------   ---------   ------------   ------------
S&P 500 Index Futures    September 2008       9       $(2,882,475)   $    168,500

                              GE MONEY MARKET FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                         PRINCIPAL      AMORTIZED
                                                                           AMOUNT         COST
                                                                        -----------   ------------
SHORT-TERM INVESTMENTS - 93.0%
U.S. GOVERNMENTS - 48.5%
U.S. AGENCIES
Federal Home Loan Bank Discount Notes
   2.06%                                          07/16/08              $28,110,000   $ 28,084,350 (d)
   2.08%                                          07/11/08 - 07/23/08    45,760,000     45,719,959 (d)
   2.10%                                          07/25/08               16,410,000     16,387,190 (d)
   2.21%                                          07/18/08               35,000,000     34,963,474 (d)
Federal Home Loan Bank.
   2.03%                                          04/23/09               26,700,000     26,700,000
   2.15%                                          08/15/08               17,500,000     17,453,188 (d)
   2.52%                                          04/21/09               16,290,000     16,288,371
Federal Home Loan Mortgage Discount Notes
   2.06%                                          07/01/08               32,630,000     32,630,000 (d)
   2.06%                                          03/24/09               41,070,000     41,070,000
   2.14%                                          07/17/08               17,100,000     17,083,774 (d)
   2.25%                                          07/23/08               20,640,000     20,611,645 (d)
   2.27%                                          07/31/08               21,710,000     21,669,113 (d)
Federal National Mortgage Assoc.
   2.10%                                          11/03/08               20,000,000     19,855,122 (d)
   2.13%                                          10/22/08               10,000,000      9,933,926 (d)
Federal National Mortgage Assoc. Discount Notes
   2.06%                                          07/09/08               26,390,000     26,377,978 (d)
   2.09%                                          09/10/08                7,520,000      7,489,300 (d)
   2.12%                                          08/06/08               10,287,000     10,265,397 (d)
   2.14%                                          09/24/08               50,000,000     49,752,083 (d)
   2.31%                                          11/05/08               16,810,000     16,674,495 (d)
                                                                                      ------------
                                                                                       459,009,365

REPURCHASE AGREEMENTS - 39.3%
Barclays Bank
   2.50%                                          07/01/08               41,300,000     41,300,000
Deutsche Bank
   2.50%                                          07/01/08               91,700,000     91,700,000
Goldman Sachs
   2.40%                                          07/01/08              120,300,000    120,300,000
HSBC
   2.50%                                          07/01/08               77,900,000     77,900,000
Morgan Stanley
   2.40%                                          07/01/08               40,000,000     40,000,000
                                                                                      ------------
                                                                                       371,200,000

CORPORATE NOTES - 2.0%
Merrill Lynch & Company, Inc.
   2.64%                                          08/22/08               10,000,000     10,000,000 (i)
Morgan Stanley Group Inc. (Series F)
   2.61%                                          03/02/09                9,060,000      9,060,000 (i)
                                                                                      ------------
                                                                                        19,060,000

CERTIFICATES OF DEPOSIT - 0.9%

Canadian Imperial Bank
   2.49%                                          10/22/08                8,470,000      8,470,000 (i)

TIME DEPOSIT - 2.3%
State Street Corp.
   1.40%                                          07/01/08               21,881,940     21,881,940 (e)

                                                                                      ------------
TOTAL SHORT TERM INVESTMENTS
   (COST $879,621,305)                                                                 879,621,305
                                                                                      ------------
OTHER ASSETS AND LIABILITIES, NET - 7.0%                                                66,246,359

                                                                                      ------------
NET ASSETS - 100.0%                                                                   $945,867,664
                                                                                      ============

                         GE GOVERNMENT SECURITIES FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                             PRINCIPAL
                                                                                              AMOUNT         VALUE
                                                                                            ----------   ------------
BONDS AND NOTES - 91.1%

U.S. TREASURIES - 71.7%
U.S. Treasury Bonds
   4.38%                                                              02/15/38              $3,855,500   $  3,757,910(h)
   4.75%                                                              02/15/37               3,487,900      3,601,801(h)
U.S. Treasury Notes
   2.63%                                                              05/31/10               3,127,000      3,128,954(j)
   2.75%                                                              02/28/13               1,059,300      1,034,142
   3.50%                                                              02/15/18              15,575,400     14,992,537(j)
   3.63%                                                              12/31/12              12,959,700     13,157,128
   4.50%                                                              03/31/09               8,465,000      8,599,246(h)
   4.63%                                                              11/15/09              12,596,000     12,981,753(h)
   4.75%                                                              05/31/12               1,000,000      1,057,422(h)
   4.88%                                                              05/31/09 - 02/15/12   20,760,000     21,246,006(h)
                                                                                                         ------------
                                                                                                           83,556,899

FEDERAL AGENCIES - 18.6%
Federal Home Loan Mortgage Corp.
   4.13%                                                              12/21/12               5,300,000      5,318,301
   4.88%                                                              02/09/10               3,040,000      3,127,823(h)
   5.00%                                                              04/18/17               2,500,000      2,546,508(h)
   5.25%                                                              07/18/11              10,150,000     10,624,431(h)
                                                                                                         ------------
                                                                                                           21,617,063

AGENCY MORTGAGE BACKED - 0.7%
Federal Home Loan Mortgage Corp.
   6.50%                                                              04/01/31                   2,489          2,588(h)
   7.00%                                                              12/01/26 - 02/01/30        3,095          3,272(h)
   7.50%                                                              02/01/09 - 04/01/12      156,587        162,305(h)
Federal National Mortgage Assoc.
   6.00%                                                              06/01/35                  70,153         70,941(h)
   7.50%                                                              12/01/23                  71,454         77,102(h)
   9.00%                                                              06/01/09 - 07/01/21       17,702         19,170(h)
   5.00%                                                              TBA                      158,000        156,223(c)
Government National Mortgage Assoc.
   8.50%                                                              05/15/21 - 03/15/23       12,338         13,603(h)
   9.00%                                                              07/15/16                 295,029        321,323(h)
                                                                                                         ------------
                                                                                                              826,527

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Morgan Stanley Dean Witter Capital I (Class A)
   6.54%                                                              02/15/31                 101,923        104,401(h)
                                                                                                         ------------
TOTAL BONDS AND NOTES
   (COST $104,887,531)                                                                                    106,104,890
                                                                                                         ------------

SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 8.7%

ASSET BACKED - 4.6%
Accredited Mortgage Loan Trust (Class A)

   2.78%                                                              07/25/34                 223,051         97,026(i)
Bear Stearns Asset Backed Securities Trust (Class A)
   2.85%                                                              01/25/34                   5,612          4,746(i)
Option One Mortgage Loan Trust (Class A)
   3.32%                                                              02/25/33                 362,931        314,738(i)
Providian Gateway Master Trust (Class A)
   2.83%                                                              07/15/11                 800,000        799,750(b, i)
Residential Asset Mortgage Products, Inc.
   3.14%                                                              12/25/33                   2,738          2,737(i)
Residential Asset Securities Corp. (Class A)
   3.12%                                                              11/25/33                 517,200        377,020(i)
Swift Master Auto Receivables Trust (Class A)
   2.57%                                                              06/15/12               4,000,000      3,753,750(i)
                                                                                                         ------------
                                                                                                            5,349,767
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
Banc of America Large Loan Inc.
   2.68%                                                              03/15/22               1,500,000      1,429,104(b, i)
Bear Stearns Asset Backed Securities Trust (Class A)
   2.64%                                                              07/25/36               1,368,865      1,203,657(i)
Crusade Global Trust (Class A)
   3.00%                                                              09/18/34                 344,193        338,496(i)
Lehman Brothers Floating Rate Commercial Mortgage Trust
   2.64%                                                              10/15/17                 186,356        177,868(b, i)
Nomura Asset Acceptance Corp.
   2.61%                                                              03/25/37               1,404,435      1,289,055(i)
Residential Accredit Loans, Inc.
   2.78%                                                              03/25/34                 216,516        204,486(i)
Thornburg Mortgage Securities Trust (Class A)
   3.16%                                                              04/25/43                 125,931        122,902(i)
                                                                                                         ------------
                                                                                                            4,765,568
                                                                                                         ------------
TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN
   (COST $11,065,059)                                                                                      10,115,335
                                                                                                         ------------

OTHER INVESTMENTS - 0.5%

OTHER INVESTMENTS - 0.3%
GEI Investment Fund                                                                                           355,413(k)

OTHER INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES
   ON LOAN - 0.2%
GEI Investment Fund                                                                                           210,787(k)
                                                                                                         ------------
TOTAL OTHER INVESTMENTS
   (COST $745,000)                                                                                            566,200
                                                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
   (COST $116,697,589)                                                                                    116,786,425
                                                                                                         ------------
SHORT-TERM INVESTMENTS - 11.5%

SHORT-TERM INVESTMENTS - 8.8%
GE Money Market Fund Institutional Class
   1.93%                                                                                                   10,304,647(d, p)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON
   LOAN - 2.7%
GE Money Market Fund Institutional Class
   1.93%                                                                                                    3,091,965(d, p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $13,396,612)                                                                                      13,396,612
                                                                                                         ------------
TOTAL INVESTMENTS
   (COST $130,094,201)                                                                                    130,183,037
                                                                                                         ------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.8)%                                                      (13,689,462)
                                                                                                         ------------
NET ASSETS  - 100.0%                                                                                     $116,493,575
                                                                                                         ============
OTHER INFORMATION

The GE Government Securities Fund had the following long futures contracts open at June 30, 2008 (unaudited):

                                                      NUMBER OF   CURRENT NOTIONAL    UNREALIZED
DESCRIPTION                         EXPIRATION DATE   CONTRACTS        VALUE         APPRECIATION
---------------------------------   ---------------   ---------   ----------------   ------------
Euro Schatz Futures                  September 2008       12         $ 1,934,618       $ (3,849)
U.S. Treasury Notes 2Yr. Futures     September 2008      118          24,921,969        130,082
U.S. Treasury Notes 5Yr. Futures     September 2008      140          15,477,656          4,459
U.S. Treasury Notes 10Yr. Futures    September 2008       10           1,139,219          3,788
                                                                                       ---------
                                                                                       $134,480
                                                                                       =========

                            GE CORE VALUE EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                            NUMBER
                                                              OF
                                                            SHARES      VALUE
                                                            ------   -----------
COMMON STOCK - 96.1%

CONSUMER DISCRETIONARY - 9.1%
Bed Bath & Beyond, Inc.                                     12,362   $   347,372(a)
Cablevision Systems Corp.                                   10,746       242,860(a)
Comcast Corp. (Class A)                                     24,720       463,747
Darden Restaurants, Inc.                                     5,375       171,678
Lowe's Companies, Inc.                                       3,224        66,898
News Corp. (Class A)                                        21,495       323,285
Omnicom Group, Inc.                                         25,366     1,138,426
The Walt Disney Co.                                         11,071       345,415
Time Warner, Inc.                                           62,875       930,550
Viacom Inc. (Class B)                                       14,297       436,630(a)
                                                                     -----------
                                                                       4,466,861

CONSUMER STAPLES - 15.0%
Altria Group, Inc.                                          15,049       309,407
Clorox Co.                                                  11,073       578,011
Diageo PLC ADR                                               4,948       365,509
General Mills, Inc.                                          9,671       587,707
Kimberly-Clark Corp.                                        20,103     1,201,757
McCormick & Company, Inc.                                   15,909       567,315
Nestle S.A. ADR                                              3,824       431,538
Pepsi Bottling Group, Inc.                                   8,922       249,102
PepsiCo, Inc.                                               19,242     1,223,599(h)
Procter & Gamble Co.                                        14,831       901,873
Sara Lee Corp.                                              14,510       177,747
The Estee Lauder Companies Inc. (Class A)                    7,524       349,490
Wal-Mart Stores, Inc.                                        7,844       440,833
                                                                     -----------
                                                                       7,383,888

ENERGY - 12.3%
Apache Corp.                                                 2,579       358,481
Exxon Mobil Corp.                                           19,023     1,676,497(h)
Halliburton Co.                                             15,691       832,721
Hess Corp.                                                   7,524       949,454
Marathon Oil Corp.                                          10,318       535,195
Nabors Industries Ltd.                                       6,449       317,484(a)
National Oilwell Varco, Inc.                                 4,299       381,407(a)
Suncor Energy, Inc.                                          2,150       124,958
Transocean, Inc.                                             3,547       540,527
Valero Energy Corp.                                          8,599       354,107
                                                                     -----------
                                                                       6,070,831

FINANCIALS - 11.6%
ACE Ltd.                                                     7,308       402,598
Allstate Corp.                                               4,837       220,519(h)
American Express Co.                                        17,736       668,115
Ameriprise Financial, Inc.                                  10,322       419,796
AON Corp.                                                   11,715       538,187
Bank of New York Mellon Corp.                               16,659       630,210

BlackRock, Inc.                                              1,075       190,275
Chubb Corp.                                                 11,070       542,541
JP Morgan Chase & Co.                                       20,421       700,644
Marsh & McLennan Companies, Inc.                             7,524       199,762
Metlife, Inc.                                               12,897       680,575
Prudential Financial, Inc.                                   2,150       128,441
US Bancorp.                                                 13,435       374,702
                                                                     -----------
                                                                       5,696,365

HEALTHCARE - 11.3%
Abbott Laboratories                                          5,602       296,738
Aetna, Inc.                                                  4,944       200,380
Amgen, Inc.                                                 20,007       943,530(a)
Baxter International, Inc.                                   6,449       412,349
Boston Scientific Corp.                                     42,992       528,372(a)
Bristol-Myers Squibb Co.                                    23,969       492,084
Covidien Ltd.                                                3,930       188,208
Johnson & Johnson                                            4,298       276,533
McKesson Corp.                                               9,673       540,817
Merck & Company, Inc.                                       10,211       384,853
Thermo Fisher Scientific, Inc.                               3,290       183,352(a)
UnitedHealth Group, Inc.                                     7,953       208,766
Wyeth                                                       19,024       912,391
                                                                     -----------
                                                                       5,568,373

INDUSTRIALS - 5.5%
ABB Ltd. ADR                                                14,227       402,909(a)
Cooper Industries Ltd.                                       9,673       382,084
Deere & Co.                                                  3,977       286,861
Eaton Corp.                                                  4,514       383,555
General Dynamics Corp.                                       5,371       452,238
ITT Corp.                                                    5,803       367,504
Koninklijke Philips Electronics N.V.                         4,167       140,845
Rockwell Collins, Inc.                                       2,688       128,916
Siemens AG ADR                                               1,381       152,090
                                                                     -----------
                                                                       2,697,002

INFORMATION TECHNOLOGY - 19.9%
Affiliated Computer Services, Inc. (Class A)                 6,986       373,681(a)
Analog Devices, Inc.                                        11,283       358,461
Cisco Systems, Inc.                                         43,529     1,012,485(a, h)
Corning Incorporated                                        10,748       247,741
Dell, Inc.                                                  12,146       265,754(a)
Fidelity National Information Services, Inc.                 6,771       249,918
Hewlett-Packard Co.                                         16,444       726,989
Intel Corp.                                                 40,304       865,730
International Business Machines Corp.                        6,126       726,115
Intuit Inc.                                                  7,309       201,509(a)
Lam Research Corp.                                           7,631       275,861(a)
Maxim Integrated Products, Inc.                             16,539       349,800
Microchip Technology Inc.                                    2,150        65,661
Microsoft Corp.                                             52,908     1,455,499
National Semiconductor Corp.                                12,251       251,636
Oracle Corp.                                                48,363     1,015,623(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR         31,169       340,049(a)
Texas Instruments Incorporated                              19,776       556,892
Western Union Co.                                           19,347       478,258
                                                                     -----------
                                                                       9,817,662

MATERIALS - 4.4%
Alcoa, Inc.                                                  9,512       338,817
Allegheny Technologies Incorporated                          4,299       254,845
Barrick Gold Corp.                                          14,617       665,073
Dow Chemical Co.                                             5,052       176,365
Freeport-McMoRan Copper & Gold, Inc.                         3,439       403,016
Praxair, Inc.                                                  752        70,868
Vulcan Materials Co.                                         4,299       256,994
                                                                     -----------
                                                                       2,165,978

TELECOMMUNICATION SERVICES - 2.1%
AT&T, Inc.                                                   6,771       228,115
Verizon Communications, Inc.                                18,207       644,528(h)
Vodafone Group, PLC ADR                                      6,449       189,988
                                                                     -----------
                                                                       1,062,631

UTILITIES - 4.9%
American Electric Power Company, Inc.                       11,073       445,467
Dominion Resources, Inc.                                    21,172     1,005,458
Edison International                                        11,609       596,470
Entergy Corp.                                                3,009       362,524
                                                                     -----------
                                                                       2,409,919
                                                                     -----------
TOTAL COMMON STOCK
   (COST $47,624,999)                                                 47,339,510
                                                                     -----------

EXCHANGE TRADED FUNDS - 2.4%
Financial Select Sector SPDR Fund                           10,535       213,439(o)
Industrial Select Sector SPDR Fund                          28,115       956,191(h, o)
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS
   (COST $1,286,557)                                                   1,169,630
                                                                     -----------

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund
   (COST $24,447)                                                         18,580(k)

TOTAL INVESTMENTS IN SECURITIES
   (COST $48,936,003)                                                 48,527,720

SHORT-TERM INVESTMENTS - 2.3%

GE Money Market Fund Institutional Class 1.93%
   (COST $1,125,607)                                                   1,125,607(d, p)
                                                                     -----------
TOTAL INVESTMENTS
   (COST $50,061,610)                                                 49,653,327
                                                                     -----------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.8)%                     (388,496)
                                                                     -----------
NET ASSETS  - 100.0%                                                 $49,264,831
                                                                     ===========

OTHER INFORMATION

The GE Core Value Equity Fund had the following long futures contracts open at June 30, 2008 (unaudited):

                                          NUMBER OF      CURRENT        UNREALIZED
      DESCRIPTION       EXPIRATION DATE   CONTRACTS   NOTIONAL VALUE   DEPRECIATION
---------------------   ---------------   ---------   --------------   ------------
S&P 500 Index Futures    September 2008       2          $640,550       $ (39,300)

                          GE STRATEGIC INVESTMENT FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                   NUMBER OF      VALUE
                                                     SHARES
                                                   ---------   -----------
DOMESTIC EQUITY - 38.9%

CONSUMER DISCRETIONARY - 4.8%
Bed Bath & Beyond, Inc.                               34,370   $   965,797(a)
Cablevision Systems Corp.                              3,340        75,484(a)
Carnival Corp.                                        18,333       604,256
Coach, Inc.                                            4,426       127,823(a)
Comcast Corp. (Class A)                               71,234     1,336,349(h)
Darden Restaurants, Inc.                               1,669        53,308
Kohl's Corp.                                           7,423       297,217(a)
Liberty Global, Inc. (Series C)                       15,863       481,600(a)
Liberty Media Entertainment Corp. (Series A)          24,444       592,278(a)
Life Time Fitness, Inc.                                4,458       131,734(a)
Lowe's Companies, Inc.                                28,003       581,063
Mercadolibre, Inc.                                     4,207       145,099(a)
News Corp. (Class A)                                   6,679       100,452
Omnicom Group, Inc.                                   16,966       761,434
O'Reilly Automotive, Inc.                              7,092       158,506(a)
Penn National Gaming, Inc.                             2,866        92,142(a)
Regal Entertainment Group, (Class A)                  11,656       178,104
Target Corp.                                           8,022       372,943
The Cheesecake Factory                                 6,032        95,969(a)
The Walt Disney Co.                                    3,440       107,328
Time Warner, Inc.                                     19,537       289,148
Viacom Inc. (Class B)                                  4,442       135,659(a)
                                                               -----------
                                                                 7,683,693

CONSUMER STAPLES - 2.7%
Alberto-Culver Co.                                    20,099       528,001
Altria Group, Inc.                                     4,692        96,468
Clorox Co.                                             3,439       179,516
General Mills, Inc.                                    6,710       407,767
Kimberly-Clark Corp.                                   8,144       486,848
McCormick & Company, Inc.                             13,231       471,817
Pepsi Bottling Group, Inc.                             2,772        77,394
PepsiCo, Inc.                                         21,573     1,371,827
Procter & Gamble Co.                                   4,608       280,213
Sara Lee Corp.                                         4,509        55,235
The Estee Lauder Companies Inc. (Class A)              6,824       316,974
Wal-Mart Stores, Inc.                                  2,438       137,016
                                                               -----------
                                                                 4,409,076

ENERGY - 4.4%
Apache Corp.                                           2,095       291,205
Dresser-Rand Group, Inc.                               5,090       199,019(a)
Exxon Mobil Corp.                                     11,448     1,008,912(h)
Halliburton Co.                                        4,876       258,769
Hess Corp.                                             3,846       485,327
HIS, Inc. (Class A)                                      377        26,239(a)
Marathon Oil Corp.                                    10,589       549,251

Nabors Industries Ltd.                                 2,004        98,657(a)
National Oilwell Varco, Inc.                           1,336       118,530(a)
Noble Corp.                                            2,631       170,910
Peabody Energy Corp.                                   2,643       232,716
Schlumberger Ltd.                                     15,033     1,614,995
Southwestern Energy Co.                                3,877       184,584(a)
Sunoco, Inc.                                           2,009        81,746
Transocean, Inc.                                       9,550     1,455,325
Valero Energy Corp.                                    2,672       110,033
Weatherford International Ltd.                         5,808       288,019(a)
                                                               -----------
                                                                 7,174,237

FINANCIALS - 4.5%
ACE Ltd.                                               2,271       125,109
Affiliated Managers Group, Inc.                        1,844       166,071(a)
Allstate Corp.                                         1,503        68,522
American Express Co.                                   5,511       207,599
Ameriprise Financial, Inc.                             3,159       128,477
AON Corp.                                              3,640       167,221
Bank of New York Mellon Corp.                          5,176       195,808
BlackRock, Inc.                                          334        59,118
CB Richard Ellis Group, Inc. (Class A)                34,192       656,487(a, h)
Chubb Corp.                                            3,440       168,594
Citigroup, Inc.                                       25,832       432,944
CME Group Inc.                                           961       368,246
CVB Financial Corp.                                    8,059        76,077
Douglas Emmett, Inc. (REIT)                            3,923        86,188
DuPont Fabros Technology, Inc. (REIT)                  6,479       120,768
Federal National Mortgage Assoc.                      12,904       251,757
Fortress Investment Group LLC (Class A)                9,291       114,465
Goldman Sachs Group, Inc.                              4,115       719,713
Greenhill & Company, Inc.                              2,088       112,460
HCC Insurance Holdings, Inc.                          17,916       378,744
JP Morgan Chase & Co.                                  6,346       217,731
Legg Mason, Inc.                                       2,049        89,275
Marsh & McLennan Companies, Inc.                       2,338        62,074
Metlife, Inc.                                          7,972       420,682
Nymex Holdings, Inc.                                   1,381       116,667
Prologis (REIT)                                        1,570        85,330
Prudential Financial, Inc.                               671        40,086
State Street Corp.                                    18,399     1,177,352(e)
SunTrust Banks, Inc.                                   5,669       205,331
US Bancorp.                                            4,175       116,441
Zions Bancorporation                                   1,942        61,154
                                                               -----------
                                                                 7,196,491

HEALTHCARE - 6.5%
Abbott Laboratories                                    1,741        92,221
Aetna, Inc.                                           12,121       491,264
Alcon, Inc.                                            1,030       167,674
Amgen, Inc.                                           32,419     1,528,880(a)
Amylin Pharmaceuticals, Inc.                           5,834       148,125(a)
Arthrocare Corp.                                       3,641       148,589(a)
Barr Pharmaceuticals, Inc.                             3,480       156,878(a)
Baxter International, Inc.                             2,004       128,136
Boston Scientific Corp.                               13,359       164,182(a)
Bristol-Myers Squibb Co.                               7,447       152,887
Covidien Ltd.                                          1,243        59,527

DENTSPLY International, Inc.                           5,026       184,957
Genentech Inc.                                        12,339       936,530(a)
Gen-Probe Incorporated                                 3,347       158,915(a)
Gilead Sciences, Inc.                                 11,890       629,575(a)
Hologic, Inc.                                         30,469       664,224(a)
Johnson & Johnson                                      1,336        85,958
Masimo Corp.                                          10,200       350,370(a)
McKesson Corp.                                         3,006       168,066
Medtronic, Inc.                                       16,990       879,232
Merck & Company, Inc.                                  3,173       119,590
Psychiatric Solutions, Inc                             7,561       286,108(a)
Resmed, Inc.                                          11,604       414,727(a)
Thermo Fisher Scientific, Inc.                         6,797       378,797(a)
UnitedHealth Group, Inc.                              29,565       776,081
Vertex Pharmaceuticals Inc.                            4,396       147,134(a)
Wyeth                                                  5,911       283,492
Abbott Laboratories                                   15,525       822,359
                                                               -----------
                                                                10,524,478

INDUSTRIALS - 2.1%
Alliant Techsystems, Inc.                                 62         6,304(a)
Cooper Industries Ltd.                                 4,755       187,822
Corrections Corporation of America                     7,081       194,515(a)
Deere & Co.                                            1,236        89,153
Dover Corp.                                            1,683        81,407
Eaton Corp.                                            1,403       119,213
General Dynamics Corp.                                 1,670       140,614
Harsco Corp.                                           5,524       300,561
Hexcel Corp.                                          21,506       415,066(a, h)
ITT Corp.                                              4,693       297,207
Joy Global, Inc.                                       3,062       232,191
Monster Worldwide, Inc.                                9,342       192,539(a)
Rockwell Collins, Inc.                                   842        40,382
Textron, Inc.                                         24,495     1,174,045
                                                               -----------
                                                                 3,471,019

INFORMATION TECHNOLOGY - 9.9%
Activision, Inc.                                       8,129       276,955(a, h)
Affiliated Computer Services, Inc. (Class A)           2,763       147,793(a)
Affiliated Computer Services, Inc. (Class A)           2,171       116,127(a)
Analog Devices, Inc.                                   3,508       111,449
Automatic Data Processing, Inc.                       11,561       484,406
Blackboard, Inc.                                       3,220       123,101(a)
Cisco Systems, Inc.                                   77,205     1,795,788(a)
Citrix Systems, Inc.                                   5,965       175,431(a)
Cogent, Inc.                                           8,716        99,101(a)
Cognizant Technology Solutions Corp. (Class A)         2,320        75,423(a)
Corning Incorporated                                  16,553       381,547
Dell, Inc.                                             3,774        82,575(a)
DST Systems, Inc.                                      2,238       123,202(a)
Fidelity National Information Services, Inc.           6,436       237,553
Google, Inc. (Class A)                                 1,475       776,470(a)
Harris Corp.                                           1,482        74,826
Hewlett-Packard Co.                                    5,109       225,869
Hittite Microwave Corp.                                5,274       187,860(a)
Intel Corp.                                           54,892     1,179,081
International Business Machines Corp.                  1,904       225,681
Intuit Inc.                                           29,085       801,874(a)

Iron Mountain Incorporated                            12,920       343,026(a)
Juniper Networks, Inc.                                 7,909       175,422(a)
Lam Research Corp.                                     2,371        85,712(a)
Macrovision Solutions Corp.                           14,566       217,907(a)
Marvell Technology Group Ltd.                          8,954       158,128(a)
Maxim Integrated Products, Inc.                        5,139       108,690
Mettler Toledo International Inc.                      1,476       140,013(a)
Microchip Technology Inc.                                677        20,676
Microsoft Corp.                                       47,821     1,315,555(h)
Molex, Inc. (Class A)                                 20,150       461,636
National Semiconductor Corp.                           3,808        78,216
Neustar, Inc. (Class A)                               10,530       227,027(a)
Oracle Corp.                                          61,273     1,286,733(a)
Paychex, Inc.                                         23,589       737,864
QUALCOMM, Inc.                                        37,735     1,674,302
Texas Instruments Incorporated                         6,145       173,043
Western Union Co.                                     46,228     1,142,756
                                                               -----------
                                                                16,048,818

MATERIALS - 1.7%
Alcoa, Inc.                                            2,956       105,293
Allegheny Technologies Incorporated                   12,400       735,072
Dow Chemical Co.                                       1,570        54,809
Freeport-McMoRan Copper & Gold, Inc.                   1,069       125,276
Intrepid Potash, Inc.                                  3,381       222,402(a)
Martin Marietta Materials, Inc.                        1,306       135,289
Monsanto Co.                                           8,357     1,056,659
Praxair, Inc.                                          2,740       258,218
Vulcan Materials Co.                                   1,336        79,866
                                                               -----------
                                                                 2,772,884

TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. (Class A)                         3,592       151,762(a)
AT&T, Inc.                                             2,104        70,884
NII Holdings Inc. (Class B)                           33,040     1,569,070(a)
Syniverse Holdings, Inc.                               6,951       112,606(a)
Verizon Communications, Inc.                           5,657       200,258
                                                               -----------
                                                                 2,104,580

UTILITIES - 1.0%
American Electric Power Company, Inc.                  3,440       138,391
American Water Works Company, Inc.                     6,672       147,985(a)
Dominion Resources, Inc.                               6,579       312,437
DTE Energy Co.                                         2,482       105,336
Edison International                                   3,606       185,276
Entergy Corp.                                            935       112,649
ITC Holdings Corp.                                     5,714       292,043
PPL Corp.                                              2,611       136,477
SCANA Corp.                                            3,028       112,036
                                                                 1,542,630
                                                               -----------
TOTAL DOMESTIC EQUITY
(COST $64,223,779)                                              62,927,906
                                                               -----------

FOREIGN EQUITY - 27.6%

COMMON STOCK - 26.9%

CONSUMER DISCRETIONARY - 1.2%
AGTech Holdings Ltd.                                 164,195        16,943 (a)
Alsea SAB de C.V.                                     23,219        29,272 (a)
China Travel International Inv.                       76,292        20,679
Daimler AG (Regd.)                                     2,397       148,780
Focus Media Holding Ltd. ADR                           4,772       132,280 (a)
Gafisa S.A.                                            2,382        41,425
Koninklijke Philips Electronics N.V.                  18,300       620,168
LVMH Moet Hennessy Louis Vuitton S.A.                  1,602       167,232
Prajay Engineers Syndicate Ltd.                        4,761        11,198
Renault S.A.                                           1,175        95,696
Swatch Group AG                                        1,069       266,584
Toyota Motor Corp.                                     8,716       412,129
Urbi Desarrollos Urbanos S.A. de C.V.                 11,655        40,325 (a)
                                                               -----------
                                                                 2,002,711

CONSUMER STAPLES - 2.5%
China Mengniu Dairy Company Ltd.                      20,000        56,616
Diageo PLC                                            36,590       669,804
Diageo PLC ADR                                         1,536       113,464
Groupe Danone                                          9,680       677,821
IOI Corp.                                             26,750        61,109
ITC Ltd.                                              12,408        53,600
Metro AG                                               3,284       209,647
Nestle S.A. (Regd.)                                   24,430     1,107,097
Nestle S.A. ADR                                        1,188       134,066
Shinsegae Company Ltd.                                    40        21,512
Shiseido Company Ltd.                                 24,000       550,941
Tesco PLC                                             53,670       392,226
Uni-President Enterprises Corp.                       40,000        47,987
                                                               -----------
                                                                 4,095,890

ENERGY - 3.4%
Acergy S.A.                                           17,893       398,675
BG Group PLC                                          22,784       591,597
CAT Oil AG                                             1,907        27,024 (a)
China Shenhua Energy Company Ltd.                      9,000        35,420
Gazprom OAO ADR                                       14,961       867,738 (h)
LUKOIL ADR                                             1,003        98,896
Paladin Energy Ltd.                                   62,850       384,134 (a)
PetroChina Company Ltd.                                4,000         5,171
Petroleo Brasileiro S.A. ADR                          12,362       716,378 (h)
Saipem S.p.A.                                         17,747       830,031
Suncor Energy, Inc.                                    9,906       575,736
Suncor Energy, Inc.                                    1,865       108,825
Tesco Corp.                                            5,603       179,016 (a)
TMK OAO GDR                                            2,343        92,267 (b)
Total S.A.                                             7,232       616,005
                                                               -----------
                                                                 5,526,913

FINANCIALS - 5.5%
Akbank TAS                                             6,347        22,049
Allianz AG (Regd.)                                       349        61,433
AXA S.A.                                               9,022       266,026
Banca Intesa S.p.A.                                   63,153       359,265
Banco do Brasil S.A.                                   2,895        47,598
Banco Santander S.A. (Regd.)                          34,043       621,516
Bank of Yokohama Ltd.                                 27,704       191,906

BNP Paribas                                            8,098       729,465
CapitaLand Ltd.                                       46,000       193,566
Chinatrust Financial Holding Company Ltd.            109,000       105,144 (a)
Credit Agricole S.A.                                  13,408       272,378
Dubai Islamic Bank                                    20,919        45,881
Egyptian Financial Group-Hermes Holding                4,572        41,356
Emaar Properties                                      17,939        53,156
Hung Poo Real Estate Development Corp.                32,500        44,419
Industrial & Commercial Bank of China                 36,199        24,750
Kookmin Bank                                           4,922       289,278
Kotak Mahindra Bank Ltd.                               2,170        23,072 (a)
Lloyds TSB Group, PLC                                 89,233       547,003
Metropolitan Bank & Trust                             32,300        23,655
Mitsubishi Estate Company Ltd.                        27,982       641,725
Mitsubishi UFJ Financial Group, Inc.                  83,489       739,082
Nomura Holdings, Inc.                                 53,599       795,061
Plaza Centers N.V.                                     6,583        20,962
Prudential PLC                                        36,520       384,877
Royal Bank of Scotland Group PLC                     149,705       636,774
Samsung Fire & Marine Insurance Company Ltd.             350        73,100
Shenzhen Investment Ltd.                              53,997        19,489
Siam Commercial Bank PCL                              24,100        55,862
Sony Financial Holdings, Inc.                            136       548,454
Standard Bank Group Ltd.                               2,600        25,241
State Bank of India Ltd. GDR                             496        26,685
Sumitomo Realty & Development Company Ltd.             4,000        79,707
Sun Hung Kai Properties Ltd.                          10,048       136,590
Tisco Bank PCL                                        31,043        18,924
Tisco Bank PCL NVDR                                      452           271
Unibail-Rodamco (REIT)                                   938       216,151
UniCredit S.p.A                                       81,458       495,842
Woori Investment & Securities Company Ltd.             2,140        38,811
                                                               -----------
                                                                 8,916,524

HEALTHCARE - 1.0%
Cie Generale d'Optique Essilor
   International S.A.                                  4,296       262,235
Roche Holding AG                                       6,415     1,156,579
Teva Pharmaceutical Industries Ltd. ADR                2,120        97,096
WuXi PharmaTech Cayman, Inc. ADR                       1,352        27,446 (a)
Yuhan Corp.                                              191        39,976
                                                               -----------
                                                                 1,583,332

INDUSTRIALS - 4.0%
ABB Ltd. (Regd.)                                      21,252       603,298 (a)
ABB Ltd. ADR                                           4,421       125,203 (a)
ACS Actividades de Construccion y Servicios S.A.       2,048       102,551
Alstom                                                 1,858       426,347
Asahi Glass Company Ltd.                              21,003       254,714
Brambles Ltd.                                         37,482       314,048
CAE, Inc.                                             51,587       585,759
China Communications Construction Company Ltd.        32,898        56,398
China COSCO Holdings Company Ltd.                     81,000       198,235
China High Speed Transmission Equipment
   Group Company Ltd.                                 23,000        47,203
Doosan Heavy Industries and Construction
   Company Ltd.                                          870        82,221
East Japan Railway Co.                                    60       489,548
Elbit Systems Ltd.                                       740        43,888
Empresas ICA Sociedad Controladora S.A. de C.V.       10,850        68,004 (a)
Enka Insaat ve Sanayi AS                               5,975        68,974

Group 4 Securicor PLC                                 38,053       151,508
Group 4 Securicor PLC                                 38,438       154,260
Hyundai Development Co.                                  765        38,733
Hyunjin Materials Company Ltd.                         1,396        62,591
Italian-Thai Development PCL                         194,578        33,610
IVRCL Infrastructures & Projects Ltd.                  3,281        22,569
Komatsu Ltd.                                          11,811       330,395
Koninklijke Philips Electronics N.V.                   1,309        44,244
Larsen & Toubro Ltd.                                   2,591       130,836
Mitsubishi Heavy Industries Ltd.                      72,000       344,476
Murray & Roberts Holdings Ltd.                         6,680        73,920
Orkla ASA                                             12,544       160,724
Pacific Basin Shipping Ltd.                           28,607        40,932
Sandvik AB                                            15,562       211,683
Siemens AG (Regd.)                                     6,111       677,938
Siemens AG ADR                                           402        44,272
Suntech Power Holdings Company Ltd. ADR                3,892       145,794 (a)
United Tractors Tbk PT                                37,500        49,494
Vinci S.A.                                             4,246       259,458
                                                               -----------
                                                                 6,443,828

INFORMATION TECHNOLOGY - 2.1%
Alibaba.com Ltd.                                      26,860        37,849 (a)
Delta Electronics Inc.                                18,011        50,036
HON HAI Precision Industry Company Ltd.                7,480        36,784
Ibiden Company Ltd.                                    6,600       240,754
Kingdee International Software
   Group Company Ltd.                                     96            20
MediaTek Inc.                                          4,030        46,394
Nidec Corp.                                            2,658       177,348
Nintendo Company Ltd.                                    500       284,018
Nokia Oyj                                             25,822       631,604
Research In Motion Ltd.                                7,537       881,075 (a)
Samsung Electronics Company Ltd.                         680       406,257
Sohu.com Inc.                                            416        29,303 (a)
Taiwan Semiconductor Manufacturing Company Ltd.      196,693       417,944 (a)
Taiwan Semiconductor Manufacturing
   Company Ltd. ADR                                    9,685       105,663 (a)
Unimicron Technology Corp.                            31,000        35,183
                                                               -----------
                                                                 3,380,232

MATERIALS - 3.6%
Anglo American PLC                                       626        43,614
Anglo Platinum Ltd.                                    1,468       244,196
Barrick Gold Corp.                                     4,542       206,661
Bayer AG                                               8,088       680,984
BHP Billiton PLC                                      23,389       896,209
Cameco Corp.                                           2,802       120,968
China Grand Forestry Resources Group Ltd.            256,242        22,331 (a)
China Molybdenum Company Ltd.                         19,000        16,243
Eurasian Natural Resources Corp.                       2,510        66,077 (a)
Evraz Group S.A. GDR                                     585        68,152 (b)
Impala Platinum Holdings Ltd.                            739        29,049
Israel Chemicals Ltd.                                  5,263       122,374
Linde AG                                               3,933       552,816
Makhteshim-Agan Industries Ltd.                        6,456        60,003
New World Resources N.V. (Class A)                     2,913       103,192 (a)
Novozymes (Series B)                                     308        27,747
Polymetal GDR                                          6,513        51,974 (a)
POSCO                                                     80        41,661

Potash Corporation of Saskatchewan                     4,085       952,527
Rio Tinto PLC (Regd.)                                  4,246       510,900
Sinofert Holdings Ltd.                                81,693        63,455
Syngenta AG                                            1,137       369,424
Taiwan Fertilizer Company Ltd.                        11,000        41,239
Toray Industries Inc.                                102,999       553,731
                                                               -----------
                                                                 5,845,527

TELECOMMUNICATION SERVICES - 2.2%
America Movil S.A. de C.V. ADR (Series L)              8,916       470,319 (h)
Bharti Airtel Ltd.                                     3,695        62,102 (a)
China Mobile Ltd.                                      5,997        80,495
Hellenic Telecommunications Organization S.A.         14,002       352,974 (a)
Mobile Telesystems OJSC ADR                              498        38,152
MTN Group Limited                                     27,984       443,063
Orascom Telecom Holding SAE                            1,407        18,294
Orascom Telecom Holding SAE GDR                          426        27,264
Philippine Long Distance Telephone Co.                   206        11,013
Singapore Telecommunications Ltd.                    111,622       297,971
Telekomunikasi Indonesia Tbk PT (Series B)            43,000        34,342
Telenor ASA                                           45,480       853,715
Turkcell Iletisim Hizmet AS ADR                        1,259        18,318
Vodafone Group Public Limited Co.                    259,144       762,872
Vodafone Group, PLC ADR                                2,004        59,038
                                                               -----------
                                                                 3,529,932

UTILITIES - 1.4%
CEZ                                                    1,009        89,534
E.ON AG                                                3,819       770,234
Huaneng Power International Inc.                       8,464         5,873
National Grid PLC                                     19,299       252,762
Pan Asia Environmental Protection Group Ltd.          82,000        29,340
PNOC Energy Development Corp.                        243,392        28,123
RWE AG                                                 1,003       126,723
Suez S.A.                                              6,474       439,162
Veolia Environnement                                   8,787       490,895
                                                               -----------
                                                                 2,232,646
                                                               -----------
TOTAL COMMON STOCK
(COST $38,176,189)                                              43,557,535
                                                               -----------

PREFERRED STOCK - 0.7%

All America Latina Logistica S.A.                     16,600       215,315
Cia Vale do Rio Doce                                   6,119       183,512
Cia Vale do Rio Doce ADR                              24,199       722,099 (h)
NET Servicos de Comunicacao S.A.                       2,733        34,882 (a)
Petroleo Brasileiro S.A.                                 714        20,744

                                                               -----------
TOTAL PREFERRED STOCK
(COST $558,785)                                                  1,176,552
                                                               -----------

RIGHTS - 0.0%*

Credit Agricole S.A.
   (COST $0)                                          13,408        16,689 (a)

                                                               -----------
TOTAL FOREIGN EQUITY
(COST $38,734,974)                                              44,750,776
                                                               -----------

                                                                               PRINCIPAL       VALUE
                                                                                AMOUNT
                                                                             ------------   ------------
BONDS AND NOTES - 22.3%

U.S. TREASURIES - 5.6%
U.S. Treasury Bonds
   4.38%                                               02/15/38              $    211,800   $    206,439
   4.50%                                               02/15/36                    35,000         34,751
   4.75%                                               02/15/37                   490,400        506,414
U.S. Treasury Notes
   2.63%                                               05/31/10                 1,861,000      1,862,163
   2.75%                                               02/28/13                   467,700        456,592
   3.50%                                               02/15/18                 1,219,800      1,174,153
   3.63%                                               10/31/09 - 12/31/12      4,512,100      4,581,724
   4.50%                                               11/15/10                    13,000         13,533
   4.63%                                               11/15/09 - 10/31/11        221,000        231,394
                                                                                            ------------
                                                                                               9,067,163

FEDERAL AGENCIES - 0.5%
Federal Home Loan Mortgage Corp.
   4.13%                                               12/21/12                   400,000        401,381
   4.88%                                               02/09/10                   335,000        344,678
                                                                                            ------------
                                                                                                 746,059

AGENCY MORTGAGE BACKED - 8.3%
Federal Home Loan Mortgage Corp.
   4.50%                                               06/01/33 - 02/01/35         94,117         87,419(h)
   5.00%                                               07/01/35 - 10/01/35        181,098        174,161(h)
   5.50%                                               05/01/20 - 03/01/38        332,315        328,646(h)
   6.00%                                               04/01/17 - 11/01/37        491,371        497,688(h)
   6.50%                                               01/01/27 - 07/01/36        171,029        177,239(h)
   7.00%                                               10/01/16 - 08/01/36         43,895         46,257(h)
   7.50%                                               11/01/09 - 09/01/33         20,831         22,481(h)
   8.00%                                               04/01/30 - 11/01/30          4,125          4,466(h)
   9.00%                                               04/01/16 - 06/01/21          3,924          4,281(h)
Federal National Mortgage Assoc.
   4.00%                                               05/01/19 - 06/01/19         77,328         73,278(h)
   4.50%                                               05/01/18 - 02/01/35        368,563        353,504(h)
   5.00%                                               07/01/20 - 08/01/35        370,512        357,611(h)
   5.26%                                               04/01/37                    39,770         40,292(i)
   5.47%                                               04/01/37                     3,038          3,087(i)
   5.50%                                               03/01/14 - 04/01/38        990,089        984,056(h)
   5.52%                                               04/01/37                    34,919         35,583(i)
   5.53%                                               04/01/37                    15,995         16,311(i)
   5.55%                                               04/01/37                    37,773         38,504(i)
   5.59%                                               04/01/37                    44,213         45,154(i)
   5.62%                                               03/01/37                     3,283          3,344(i)
   5.68%                                               04/01/37 - 05/01/37         61,753         63,107(i)
   5.70%                                               04/01/37                    53,013         54,179(i)
   5.71%                                               04/01/37                    16,978         17,365(i)
   5.84%                                               06/01/37                    82,778         84,474(i)
   6.00%                                               07/01/14 - 03/01/38      1,154,508      1,167,679(h)
   6.03%                                               10/01/37                    59,182         60,782(i)
   6.50%                                               01/01/15 - 02/01/35        630,718        653,028(h)
   7.00%                                               10/01/16 - 06/01/36        155,593        164,188(h)
   7.50%                                               12/01/09 - 03/01/34         60,090         64,389(h)

   8.00%                                               12/01/11 - 11/01/33         28,779         30,909(h)
   8.50%                                               07/01/30 - 05/01/31          2,738          3,012(h)
   9.00%                                               06/01/09 - 12/01/22         13,693         14,595(h)
   5.00%                                               TBA                      1,163,000      1,130,759(c)
   5.00%                                               TBA                                              (c)
   5.50%                                               TBA                      5,255,000      5,179,459(c)
   6.00%                                               TBA                        543,000        547,751(c)
   6.50%                                               TBA                        190,000        195,581(c)
Government National Mortgage Assoc.
   4.50%                                               08/15/33 - 09/15/34        165,561        154,778(h)
   5.00%                                               08/15/33                    32,525         31,672(h)
   6.00%                                               04/15/30 - 09/15/36         82,396         83,939(h)
   6.50%                                               02/15/24 - 08/15/36        176,567        183,172(h)
   7.00%                                               03/15/12 - 09/15/36         60,848         64,134(h)
   8.00%                                               09/15/29 - 06/15/30            274            301(h)
   8.50%                                               10/15/17                    39,473         43,059(h)
   9.00%                                               11/15/16 - 12/15/21         47,290         51,528(h)
                                                                                            ------------
                                                                                              13,337,202

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Collateralized Mortgage Obligation Trust (Class B)
   4.80%                                               11/01/18                     1,413          1,251(d, f, h)
Federal Home Loan Mortgage Corp.
   3.53%                                               11/15/37                   170,531         11,725(d, g, i)
   4.18%                                               05/15/36 - 11/15/36        318,287         28,291(d, g, i)
   4.33%                                               04/15/38                   144,493         12,701(d, g, i)
   4.50%                                               04/15/13 - 03/15/19        221,661         20,529(d, g, h)
   4.83%                                               09/15/35                   122,219         13,432(d, g, i)
   5.00%                                               04/15/14 - 12/01/34      1,221,099        225,107(d, g, h)
   5.00%                                               07/15/28                    35,000         35,368
   5.50%                                               04/15/17 - 06/15/33        145,314         21,394(d, g, h)
   6.91%                                               11/15/37                    93,398         64,757(d, f)
   7.14%                                               12/15/33                    35,255         31,352(h, i)
   7.50%                                               01/15/16                     8,207          8,552(h)
   7.50%                                               07/15/27                    11,436          2,833(d, g, h)
   8.00%                                               04/15/20                       596            624(h)
   8.00%                                               02/01/23 - 07/01/24          4,337          1,162(d, g, h)
  35.45%                                               09/25/43                   348,345          2,555(d, g, h)
Federal Home Loan Mortgage STRIPS

   5.39%                                               08/01/27                       967            803(d, f, h)
Federal National Mortgage Assoc.
   1.18%                                               12/25/42                   158,934          5,716(d, g, h)
   3.97%                                               05/25/37 - 06/25/37        877,513         77,547(d, g, i)
   4.27%                                               10/25/35                   306,941         28,476(d, g, i)
   4.32%                                               05/25/38                   268,036         22,995(d, g, i)
   4.50%                                               05/25/18                    27,808          1,964(d, g, h)
   4.50%                                               03/25/38                   148,637         15,112(d, g, i)
   4.52%                                               10/25/29                    60,955          5,261(d, g, h, i)
   4.72%                                               07/25/37                   260,593         29,894(d, g, i)
   4.75%                                               11/25/14                    15,064            651(d, g, h)
   5.00%                                               08/25/17 - 02/25/32        149,787         17,892(d, g, h)
   5.00%                                               10/25/35                    25,525         22,316
   5.12%                                               09/25/42                   214,673         22,541(d, g, h, i)
   5.22%                                               08/25/16                    33,295          1,863(d, g, h, i)
   5.50%                                               01/25/33                   133,999        127,547
   8.00%                                               07/25/14                     4,936          4,972(h)
  31.49%                                               04/25/38                   175,736         14,237(d, g, i)
Federal National Mortgage Assoc. (Class 1)

   4.50%                                               09/01/35 - 01/01/36        260,089         61,228(d, g)
   5.00%                                               05/25/38                   100,000         31,267(d, g)
   5.48%                                               11/01/34                    80,718         58,996(d, f,  h)
Federal National Mortgage Assoc. (Class 2)
   5.00%                                               09/01/33 - 03/25/38        181,641         52,615(d,g)
   5.50%                                               12/01/33                    23,962          6,027(d,g)
Federal National Mortgage Assoc. REMIC
   4.50%                                               11/25/13                    23,295            421(d, g, h)
   5.00%                                               10/25/22                    36,960          5,762(d, g, h)
  11.15%                                               03/25/31                    60,476         62,035(h, i)
Federal National Mortgage Assoc. REMIC (Class B)
   4.23%                                               12/25/22                     1,607          1,411(d, f, h)
Federal National Mortgage Assoc. REMIC (Class J)
   1080.91%                                            03/25/22                         1              2(d, g, h)
Federal National Mortgage Assoc. REMIC (Class K)
   1008.00%                                            05/25/22                         9            199(d, g, h)
Federal National Mortgage Assoc. STRIPS (Class 2)
   5.00%                                               08/01/34                   488,103        126,373(d, g)
   7.50%                                               11/01/23                    30,235          6,675(d, g, h)
   8.00%                                               08/01/23 - 07/01/24          9,740          2,679(d, g, h)
   8.50%                                               03/01/17 - 07/25/22          3,597            794(d, g, h)
   9.00%                                               05/25/22                     1,685            526(d, g, h)
                                                                                            ------------
                                                                                               1,298,430

ASSET BACKED - 0.8%
Bear Stearns Asset Backed Securities Trust (Class A)
   2.85%                                               01/25/34                     8,643          7,309(h, i)
Capital Auto Receivables Asset Trust (Class A)
   3.25%                                               01/15/10                    90,000         89,452(b, h, i)
Capital One Master Trust (Class C)
   6.70%                                               06/15/11                    64,000         64,223(b, h, q)
Carmax Auto Owner Trust
   4.35%                                               03/15/10                    25,803         25,896(h)
Chase Funding Mortgage Loan Asset-Backed Certificates
   2.98%                                               03/25/32                     9,528          8,261(h, i)
Fleet Home Equity Loan Trust (Class A)
   2.73%                                               01/20/33                    14,291          9,952(h, i)
Ford Credit Floorplan Master Owner Trust (Class A)
   2.65%                                               06/15/11                   100,000         97,791(d, i)
Honda Auto Receivables Owner Trust (Class A)
   4.15%                                               10/15/10                    33,277         33,380(h)
Mid-State Trust
   7.54%                                               07/01/35                     6,141          6,024(h, q)
Peco Energy Transition Trust
   6.52%                                               12/31/10                    29,000         30,383(h)
Residential Asset Mortgage Products, Inc.
   2.72%                                               03/25/34                     1,926          1,887(h, i)
Residential Asset Securities Corp.
   2.98%                                               07/25/32                     4,351          3,782(h, i)
Residential Asset Securities Corp. (Class A)
   4.16%                                               07/25/30                    16,118         15,865(h)
Swift Master Auto Receivables Trust (Class A)
   2.57%                                               06/15/12                 1,000,000        938,437(i)
Wells Fargo Home Equity Trust
   3.97%                                               05/25/34                    17,056         16,631(h)
                                                                                            ------------
                                                                                               1,349,273

CORPORATE NOTES - 4.2%

Abbey National PLC
   7.95%                                               10/26/29                    37,000         37,631(h)
AES Ironwood LLC
   8.86%                                               11/30/25                   107,950        111,998(h)
American International Group, Inc.
   5.85%                                               01/16/18                    43,000         40,285(h)
American Railcar Industries, Inc.
   7.50%                                               03/01/14                    30,000         27,900(h)
ARAMARK Corp.
   8.50%                                               02/01/15                    76,000         74,480
Archer-Daniels-Midland Co.
   6.45%                                               01/15/38                    42,000         42,109(h)
Arizona Public Service Co.
   6.25%                                               08/01/16                    20,000         19,052(h)
BAC Capital Trust VI
   5.63%                                               03/08/35                    58,000         47,228(h)
Bank of America Corp.
   8.00%                                               12/29/49                    45,000         42,159(h)
Bank of America Corp. (Series L)
   5.65%                                               05/01/18                   250,000        233,397
Bear Stearns Companies Inc.
   5.85%                                               07/19/10                    45,000         45,698(h)
   6.95%                                               08/10/12                    80,000         83,182(h)
BellSouth Corp.
   4.20%                                               09/15/09                    50,000         50,102(h)
   6.55%                                               06/15/34                    11,000         10,624(h)
Bristol-Myers Squibb Co.
   5.45%                                               05/01/18                    46,000         45,378
   5.88%                                               11/15/36                    30,000         27,985(h)
British Telecommunications PLC
   8.63%                                               12/15/10                    35,000         37,581(h)
Cadbury Schweppes US Finance LLC
   3.88%                                               10/01/08                    54,000         53,945(b, h)
Cardinal Health, Inc.
   5.50%                                               06/15/13                    30,000         29,933(h)
Cargill Inc.
   5.20%                                               01/22/13                    62,000         61,405(b, h)
   6.00%                                               11/27/17                    73,000         72,581(b, h)
Carolina Power & Light Co.
   5.15%                                               04/01/15                    26,000         25,928(h)
   5.70%                                               04/01/35                    13,000         12,118(h)
   6.13%                                               09/15/33                    13,000         12,789(h)
Chesapeake Energy Corp.
   7.25%                                               12/15/18                    76,000         73,910
Chubb Corp.
   6.50%                                               05/15/38                     9,000          8,600(h)
Citigroup, Inc.
   5.50%                                               04/11/13                    62,000         60,580(h)
   8.40%                                               04/29/49                    46,000         43,728(h)
Community Health Systems, Inc.
   8.88%                                               07/15/15                    76,000         76,475
Consolidated Edison Co of New York, Inc.
   5.85%                                               04/01/18                    44,000         44,164(h)
Constellation Brands, Inc.
   7.25%                                               05/15/17                    77,000         71,995(h)
COX Communications, Inc.
   6.25%                                               06/01/18                    65,000         63,453(b)
   7.13%                                               10/01/12                     9,000          9,394(h)

   7.75%                                               11/01/10                  35,000           36,879(h)
Credit Suisse
   6.00%                                               02/15/18                  42,000           40,443(h)
CSC Holdings, Inc.
   8.50%                                               06/15/15                  77,000           75,652(b)
CSX Transportation, Inc.
   9.75%                                               06/15/20                   5,000            6,020(h)
CVS Caremark Corp.
   5.75%                                               06/01/17                  85,000           83,602(h)
Diageo Capital PLC
   5.20%                                               01/30/13                  30,000           30,034(h)
Dominion Resources, Inc. (Series B)
   6.30%                                               09/30/66                 120,000          109,830(h)
Dover Corp.
   6.50%                                               02/15/11                  30,000           31,469(h)
DP World Ltd.
   6.85%                                               07/02/37                 100,000           85,807(b, h)
Duke Energy Carolinas LLC
   5.38%                                               01/01/09                  15,000           15,113(h)
Duke Realty LP
   6.25%                                               05/15/13                  30,000           29,424(h)
Dynegy Holdings, Inc.
   7.50%                                               06/01/15                  76,000           70,110
Echostar DBS Corp.
   7.75%                                               05/31/15                  77,000           74,882(b, h)
EI Du Pont de Nemours & Co.
   4.88%                                               04/30/14                  30,000           30,063(h)
El Paso Electric Co.
   6.00%                                               05/15/35                  25,000           21,084(h)
Empresa Energetica de Sergipe and Sociedade Anonima
   de Eletrificaao da Paraiba
   10.50%                                              07/19/13                  30,000           33,450(b, h)
Ford Motor Credit Company LLC
   7.88%                                               06/15/10                  76,000           65,600
GlaxoSmithKline Capital Inc.
   4.85%                                               05/15/13                  30,000           29,960
   6.38%                                               05/15/38                  15,000           14,889
GMAC LLC
   6.88%                                               09/15/11                  77,000           55,330
Goldman Sachs Group, Inc.
   5.95%                                               01/18/18                  14,000           13,439
   6.15%                                               04/01/18                  16,000           15,523
   6.60%                                               01/15/12                 110,000          113,111(h)
   6.88%                                               01/15/11                  35,000           36,333
GTE Corp.
   7.51%                                               04/01/09                  38,000           39,016(h)
Harrah's Operating Company Inc.
   10.75%                                              02/01/16                  76,000           63,080(b)
HCA Inc.
   9.25%                                               11/15/16                  76,000           78,280
Hewlett-Packard Co.
   5.50%                                               03/01/18                  42,000           41,135
Honeywell International, Inc.
   5.30%                                               03/01/18                  38,000           37,433
HSBC Bank USA N.A.
   4.63%                                               04/01/14                 100,000           94,973
HSBC Capital Funding LP (Series 1)
   9.55%                                               12/29/49                  32,000           33,388(b, h)
HSBC Finance Corp.

   6.75%                                               05/15/11                  30,000           31,177
Hydro Quebec
   8.50%                                               12/01/29                  25,000           35,359
IIRSA Norte Finance Ltd.
   8.75%                                               05/30/24                 111,706          123,994(b, h)
ING Capital Funding TR III
   8.44%                                               12/29/49                  50,000           50,520
ING Groep N.V.
   5.78%                                               12/29/49                  21,000           17,430
International Steel Group Inc.
   6.50%                                               04/15/14                  40,000           40,553
Iron Mountain Inc.
   8.00%                                               06/15/20                  77,000           75,845
John Deere Capital Corp.
   4.50%                                               04/03/13                  60,000           59,251(h)
JP Morgan Chase & Co.
   6.40%                                               05/15/38                  46,000           42,667
   7.00%                                               11/15/09                  60,000           61,330(h)
JP Morgan Chase Bank
   5.88%                                               06/13/16                  30,000           29,294
Kroger Co.
   6.15%                                               01/15/20                  46,000           45,513
Lehman Brothers Holdings, Inc.
   2.85%                                               12/23/08                   8,000            7,847(i)
   3.00%                                               10/22/08                  17,000           16,936(i)
   5.63%                                               01/24/13                  27,000           25,556
   6.88%                                               05/02/18                  61,000           59,054
Marfrig Overseas Ltd.
   9.63%                                               11/16/16                 100,000           96,000(b)
Markel Corp.
   7.35%                                               08/15/34                  18,000           17,624
McDonald's Corp.
   5.80%                                               10/15/17                  30,000           30,623
   6.30%                                               03/01/38                  42,000           41,606
Mediacom LLC/Mediacom Capital Corp.
   9.50%                                               01/15/13                 135,000          127,238(h)
Merck & Company, Inc.
   5.75%                                               11/15/36                   5,000            4,778
Merrill Lynch & Company, Inc.
   6.88%                                               04/25/18                  33,000           31,407
Metropolitan Life Global Funding I
   4.25%                                               07/30/09                  60,000           59,554(b)
Midamerican Energy Holdings Co.
   6.13%                                               04/01/36                  50,000           48,013
Mizuho Financial Group Cayman Ltd.
   8.38%                                               12/29/49                  40,000           40,080
Morgan Stanley
   6.00%                                               04/28/15                 100,000           95,602
Munich Re America Corp. (Series B)
   7.45%                                               12/15/26                  30,000           30,049(h)
Nelnet, Inc.
   5.13%                                               06/01/10                  71,000           64,735(h)
NGPL PipeCo LLC
   7.12%                                               12/15/17                  32,000           32,706(b)
Norfolk Southern Railway Co.
   9.75%                                               06/15/20                  17,000           20,777(h)
NorthWestern Corp.
   5.88%                                               11/01/14                  88,000           86,612(h)

NRG Energy, Inc.
   7.38%                                               02/01/16                  75,000           70,594
OPTI Canada Inc.
   8.25%                                               12/15/14                  42,000           41,790
Pacific Gas & Electric Co.
   5.80%                                               03/01/37                  30,000           27,970
Parker Hannifin Corp.
   5.50%                                               05/15/18                  31,000           31,097
Pemex Finance Ltd.
   9.03%                                               02/15/11                  42,350           45,209(h)
Pemex Project Funding Master Trust
   5.75%                                               03/01/18                  10,000            9,875(b)
   6.13%                                               08/15/08                   2,000            2,008
   7.88%                                               02/01/09                  16,000           16,429
PepsiCo, Inc.
   5.00%                                               06/01/18                  77,000           75,126
Pitney Bowes, Inc.
   3.88%                                               06/15/13                  35,000           32,983
PNC Preferred Funding Trust I
   6.52%                                               12/31/49                  40,000           31,893(b)
Public Service Company of Colorado
   7.88%                                               10/01/12                  50,000           55,762
Puget Sound Energy, Inc.
   5.48%                                               06/01/35                  38,000           31,924(h)
Puget Sound Energy, Inc. (Series A)
   6.97%                                               06/01/67                  60,000           51,552
Rock-Tenn Co.
   8.20%                                               08/15/11                  80,000           82,400
Royal Bank of Scotland Group PLC
   5.00%                                               10/01/14                  20,000           19,166
Sabine Pass LNG LP
   7.50%                                               11/30/16                 100,000           90,000
Security Benefit Life Insurance
   8.75%                                               05/15/16                  25,000           26,108(b)
Sierra Pacific Resources
   8.63%                                               03/15/14                  40,000           41,933
Southern Copper Corp.
   7.50%                                               07/27/35                  20,000           19,584
Sprint Capital Corp.
   7.63%                                               01/30/11                  28,000           27,510
Standard Chartered Bank Hong Kong Ltd.
   4.38%                                               12/03/14                  70,000           68,873
Stewart Enterprises, Inc.
   6.25%                                               02/15/13                  50,000           47,500(h)
Suncor Energy, Inc.
   6.10%                                               06/01/18                  30,000           30,091
Telecom Italia Capital S.A.
   6.20%                                               07/18/11                  21,000           21,414
Telefonica Emisiones SAU
   5.86%                                               02/04/13                  75,000           75,501
Tenneco, Inc.
   8.63%                                               11/15/14                  77,000           67,952
The Travelers Companies Inc.
   5.80%                                               05/15/18                  46,000           44,756
Time Warner Cable, Inc.
   6.20%                                               07/01/13                  46,000           46,776
   6.75%                                               07/01/18                  46,000           46,305
TNK-BP Finance S.A.

   6.63%                                               03/20/17                 100,000           88,500(b)
Transocean, Inc.
   6.00%                                               03/15/18                  43,000           43,064
Tronox Worldwide LLC
   9.50%                                               12/01/12                  65,000           52,975
UBS Preferred Funding Trust I
   8.62%                                               10/29/49                  40,000           40,194
United Technologies Corp.
   6.13%                                               07/15/38                  31,000           31,140
Verizon Global Funding Corp.
   7.25%                                               12/01/10                  61,000           64,761
Verizon Pennsylvania, Inc.
   8.35%                                               12/15/30                  20,000           22,461(h)
Wachovia Corp. (Series K)
   7.98%                                               12/31/49                  29,000           26,634
Wal-Mart Stores, Inc.
   5.80%                                               02/15/18                  30,000           31,062
   6.20%                                               04/15/38                  46,000           45,107
Weatherford International, Inc.
   5.95%                                               06/15/12                  45,000           45,889
Wells Fargo & Co.
   5.63%                                               12/11/17                  15,000           14,513
Westar Energy, Inc.
   7.13%                                               08/01/09                  34,000           34,890(h)
Westlake Chemical Corp.
   6.63%                                               01/15/16                  80,000           67,200
Xerox Corp.
   6.35%                                               05/15/18                  46,000           45,407
XTO Energy, Inc.
   6.38%                                               06/15/38                  30,000           28,423
                                                                                            ------------
                                                                                               6,715,170

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
   2.0%
Banc of America Commercial Mortgage Inc. (Class A)
   5.49%                                               02/10/51                 150,000          139,295
   6.48%                                               06/10/49                 130,000          122,891(d, i)
Banc of America Funding Corp.
   5.73%                                               03/20/36                  31,807           12,910(h, i, q)
   5.80%                                               02/20/36                  63,765           28,938(h, q)
Banc of America Mortgage Securities Inc. (Class B)
   5.38%                                               01/25/36                  31,768           18,576(h, i)
Bear Stearns Commercial Mortgage Securities
   5.48%                                               10/12/41                  79,000           78,070(h)
   5.53%                                               10/12/41                  79,000           76,387(h)
   5.58%                                               03/11/39                  35,000           34,922(h)
   6.02%                                               02/14/31                  87,392           87,739(h)
Countrywide Alternative Loan Trust
   6.00%                                               03/25/36                  19,952              936(h, q)
Countrywide Alternative Loan Trust (Class B)
   6.00%                                               05/25/36 - 08/25/36       34,420            3,695(h, q)
Credit Suisse Mortgage Capital Certificates
   (Class C)
   5.65%                                               02/25/36                  24,333            6,921(h, q)
Crusade Global Trust (Class A)
   3.00%                                               09/18/34                  13,714           13,487(h, i)
CS First Boston Mortgage Securities Corp.
   5.25%                                               08/25/34                  17,570           16,490
   5.34%                                               10/25/35                  39,192           15,677(h, q)
   6.79%                                               07/15/37                 789,596           15,473(b, d, h, q)

GMAC Commercial Mortgage Securities, Inc.
   6.42%                                               05/15/35                    52,092         52,012(h)
   6.47%                                               04/15/34                    49,412         50,645(h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
   6.68%                                               12/10/41                 1,171,431         18,221(d, h, q)
Greenwich Capital Commercial Funding Corp.
   5.12%                                               04/10/37                    62,818         62,689(h)
GS Mortgage Securities Corp II (Class A)
   5.99%                                               08/10/45                   150,000        143,431
Indymac INDA Mortgage Loan Trust
   5.16%                                               01/25/36                    63,808         39,829(h, q)
Indymac INDA Mortgage Loan Trust (Class B)
   5.16%                                               01/25/36                    63,808         42,430(h, q)
JP Morgan Chase Commercial Mortgage Securities Corp.
   1.27%                                               01/12/39                 1,006,451         23,804(b, h, q)
   6.26%                                               02/15/51                   100,000         92,907
   6.40%                                               02/12/51                    15,000          9,862(b, q)
   6.47%                                               11/15/35                    45,511         46,756(h)
LB-UBS Commercial Mortgage Trust
   4.06%                                               09/15/27                    66,837         66,283(h)
   6.62%                                               01/18/12                   973,238         18,477(d, h, q)
   10.75%                                              01/15/36                   541,680         26,565(b, d, h, q)
   11.40%                                              10/15/35                   429,688         15,478(b, d, h, q)
   12.31%                                              03/15/36                   904,226         20,348(b, d, h, q)
   12.51%                                              02/15/40                   877,845         15,190(b, d, h, q)
LB-UBS Commercial Mortgage Trust (Class B)
   6.65%                                               07/14/16                    28,000         28,942(b, h)
LB-UBS Commercial Mortgage Trust (Class F)
   6.45%                                               07/15/40                    30,000         19,916(q)
LB-UBS Commercial Mortgage Trust (Class X)
   12.47%                                              12/15/39                   784,586         11,073(b, d, h, q)
MASTR Alternative Loans Trust
   5.00%                                               08/25/18                    53,681          8,320(d, g, h)
Merrill Lynch Mortgage Trust (Class A)
   5.80%                                               05/12/39                    80,000         80,035(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust
   5.42%                                               08/12/48                   100,000         88,698
Merrill Lynch/Countrywide Commercial Mortgage Trust
   (Class A)
   5.49%                                               03/12/51                   200,000        186,256
MLCC Mortgage Investors, Inc.
   5.37%                                               02/25/36                    49,996         41,666(h)
Morgan Stanley Capital I
   5.28%                                               12/15/43                    31,000         30,499
   5.33%                                               12/15/43                    31,000         29,155
   5.39%                                               11/12/41                    88,000         70,745
   5.69%                                               04/15/49                   200,000        188,599
   5.71%                                               07/12/44                   100,000         98,542(h)
   7.11%                                               04/15/33                    67,292         68,545(h)
Morgan Stanley Dean Witter Capital I
   7.20%                                               10/15/33                    19,644         20,327(h)
Morgan Stanley Dean Witter Capital I (Class A)
   6.54%                                               02/15/31                    13,066         13,384(h)
Nomura Asset Securities Corp. (Class A)
   6.59%                                               03/15/30                    10,751         10,801(h)
Puma Finance Ltd. (Class A)
   2.91%                                               10/11/34                    20,455         19,768(h, i)
   2.96%                                               03/25/34                    35,704         34,928(h, i)

Residential Accredit Loans, Inc.
   6.00%                                               01/25/36                   154,717         83,202(h, q)
Residential Asset Securitization Trust (Class A)
   2.88%                                               05/25/35                   171,689        124,732(h, i)
Structured Asset Securities Corp. (Class X)
   2.15%                                               02/25/28                    45,428             99(q)
Wachovia Bank Commercial Mortgage Trust
   5.93%                                               06/15/49                   150,000        142,328
Wachovia Bank Commercial Mortgage Trust (Class A)
   6.22%                                               01/15/45                    70,000         66,842(d, i)
Wachovia Bank Commercial Mortgage Trust (Class E)
   6.10%                                               02/15/51                    90,000         59,854(q)
Wells Fargo Mortgage Backed Securities Trust
   5.50%                                               01/25/36                    63,996         42,862(h)
Wells Fargo Mortgage Backed Securities Trust
   (Class B)
   5.50%                                               03/25/36                   248,307        172,776(h)
                                                                                            ------------
                                                                                               3,160,228

SOVEREIGN BONDS - 0.1%
Government of Brazil
   8.00%                                               01/15/18                    30,000         33,315(h)
Government of Canada
   7.50%                                               09/15/29                    50,000         63,879
Government of Manitoba Canada
   4.90%                                               12/06/16                    35,000         35,828
Government of Panama
   6.70%                                               01/26/36                    30,000         30,450
                                                                                            ------------
                                                                                                 163,472
                                                                                            ------------
TOTAL BONDS AND NOTES
   (COST $37,016,453)                                                                         35,836,997
                                                                                            ------------

                                                                               NUMBER OF
                                                                                SHARES          VALUE
                                                                             ------------   ------------
EXCHANGE TRADED FUNDS - 0.8%
Financial Select Sector SPDR Fund                                                  11,750        238,055(o)
Industrial Select Sector SPDR Fund                                                 29,624      1,007,513(h, o)
iShares MSCI Emerging Markets Index Fund                                              200         27,116(r)
                                                                                            ------------
TOTAL EXCHANGE TRADED FUNDS
   (COST $1,323,466)                                                                           1,272,684
                                                                                            ------------

OTHER INVESTMENTS - 0.2%
GEI Investment Fund
   (COST $488,965)                                                                               371,614(k)
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $141,787,637)                                                                       145,159,977
                                                                                            ------------

SHORT-TERM INVESTMENTS - 14.9%

GE Money Market Fund Institutional Class
   1.93%
   (COST $24,064,217)                                                                         24,064,217(d, p)

                                                                                            ------------
TOTAL INVESTMENTS
   (COST $165,851,854)                                                                       169,224,194
                                                                                            ------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.7)%                                           (7,563,760)
                                                                                           -------------
NET ASSETS - 100.0%                                                                        $ 161,660,434
                                                                                           =============

OTHER INFORMATION

The GE Strategic Investment Fund had the following long futures contracts open at June 30, 2008 (unaudited):

                                                                                     UNREALIZED
                                                      NUMBER OF       CURRENT      APPRECIATION/
DESCRIPTION                         EXPIRATION DATE   CONTRACTS   NOTIONAL VALUE    DEPRECIATION
---------------------------------   ---------------   ---------   --------------   -------------
DJ Euro Stoxx 50 Index Futures      September 2008         3        $  159,761        $(6,066)
Euro Schatz Futures                 September 2008         3           483,654           (722)
FTSE 100 Index Futures              September 2008         1           112,404          1,801
S&P 500 Index Futures               September 2008         1           320,275         (3,975)
Topix Index Futures                 September 2008         1           124,381            236
U.S. Treasury Notes 2 Yr. Futures   September 2008        35         7,392,109         38,763

The GE Strategic Investment Fund had the following Short futures contracts open at June 30, 2008 (unaudited):

                                                                                     UNREALIZED
                                                      NUMBER OF       CURRENT      APPRECIATION/
DESCRIPTION                         EXPIRATION DATE   CONTRACTS   NOTIONAL VALUE    DEPRECIATION
---------------------------------   ---------------   ---------   --------------   -------------
U.S. Treasury Notes 5 Yr. Futures   September 2008         3       $  (331,664)      $    937
U.S.Treasury Notes 10 Yr. Futures   September 2008        12        (1,367,063)       (12,713)
                                                                                     --------
                                                                                     $ 18,261
                                                                                     ========

                            GE SMALL-CAP EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                            NUMBER
                                                              OF
                                                            SHARES      VALUE
                                                            ------   -----------
COMMON STOCK - 98.1%

Consumer Discretionary - 14.0%
Aaron Rents, Inc.                                           48,700   $ 1,087,471
Aeropostale, Inc.                                           46,700     1,463,111(a)
American Eagle Outfitters, Inc.                             13,800       188,094(h)
Arbitron, Inc.                                              35,500     1,686,250
CBRL Group, Inc.                                            18,800       460,788
Interactive Data Corp.                                      59,500     1,495,235
Jarden Corp.                                                29,300       534,432(a)
LKQ Corp.                                                   65,500     1,183,585(a)
Triarc Companies, Inc. (Class B) (Series 1)                 57,400       363,342
                                                                     -----------
                                                                       8,462,308

CONSUMER STAPLES - 4.6%
Central European Distribution Corp.                         28,800     2,135,520(a)
Smithfield Foods, Inc.                                      31,900       634,172(a)
                                                                     -----------
                                                                       2,769,692

ENERGY - 9.3%
Dril-Quip Inc.                                              25,200     1,587,600(a)
NATCO Group, Inc. (Class A)                                 15,800       861,574(a)
Oil States International, Inc.                              33,000     2,093,520(a)
St. Mary Land & Exploration Co.                             17,300     1,118,272
                                                                     -----------
                                                                       5,660,966

FINANCIALS - 17.4%
BioMed Realty Trust, Inc. (REIT)                            58,900     1,444,817
Cullen/Frost Bankers, Inc.                                  12,600       628,110
DCT Industrial Trust, Inc. (REIT)                           55,500       459,540
Digital Realty Trust, Inc. (REIT)                           19,700       805,927
Federal Realty Investment Trust (REIT)                      10,500       724,500
GFI Group, Inc.                                             52,000       468,520
Global Cash Access Holdings, Inc.                           79,400       544,684(a)
HCC Insurance Holdings, Inc.                                49,800     1,052,772
Hilb Rogal & Hobbs Co.                                      10,800       469,368
Jones Lang LaSalle Inc.                                      5,800       349,102
Omega Healthcare Investors, Inc. (REIT)                     79,500     1,323,675
Raymond James Financial, Inc.                               52,200     1,377,558
Sandy Spring Bancorp, Inc.                                  10,500       174,090
Sterling Bancorp                                            14,800       176,860
Westamerica Bancorporation                                   9,600       504,864
                                                                     -----------
                                                                      10,504,387

HEALTHCARE - 11.8%
AMN Healthcare Services, Inc.                               34,100       576,972(a)
Computer Programs and Systems, Inc.                         21,800       377,794
Cubist Pharmaceuticals, Inc.                                18,300       326,838(a)
Healthways, Inc.                                            19,300       571,280(a)
HMS Holdings Corp.                                          16,600       356,402(a)
inVentiv Health, Inc.                                       27,400       761,446(a)

KV Pharmaceutical Co. (Class A)                             47,600       920,108(a)
Medical Action Industries Inc.                              54,700       567,239(a)
Molina Healthcare, Inc.                                     34,400       837,296(a)
Thoratec Corp.                                              20,200       351,278(a)
Varian, Inc.                                                29,400     1,501,164(a)
                                                                     -----------
                                                                       7,147,817
INDUSTRIALS - 22.1%
Applied Industrial Technologies, Inc.                       24,900       601,833
Baldor Electric Co.                                         24,700       864,006
Comfort Systems USA, Inc.                                   32,900       442,176
Genesee & Wyoming Inc. (Class A)                            37,600     1,279,152(a)
Harsco Corp.                                                32,600     1,773,766
Healthcare Services Group                                   22,600       343,746
Herman Miller Inc.                                          26,000       647,140
Mueller Industries, Inc.                                    35,400     1,139,880
NCI Building Systems, Inc.                                  10,600       389,338(a)
Old Dominion Freight Line, Inc.                             20,100       603,402(a)
Oshkosh Corp.                                               30,800       637,252
Quanta Services, Inc.                                       46,200     1,537,074(a)
Teledyne Technologies Inc.                                  32,700     1,595,433(a)
Universal Technical Institute, Inc.                          4,600        57,316(a)
Woodward Governor Co.                                       40,100     1,429,966
                                                                     -----------
                                                                      13,341,480

INFORMATION TECHNOLOGY - 11.8%
ACI Worldwide, Inc.                                         17,500       307,825(a)
BigBand Networks, Inc.                                      23,800       112,574(a)
Blackbaud, Inc.                                             50,600     1,082,840
CommScope, Inc.                                             24,600     1,298,142(a)
Micros Systems, Inc.                                        42,000     1,280,580(a)
Microsemi Corp.                                             12,100       304,678(a)
Parametric Technology Corp.                                 55,600       926,852(a)
Rudolph Technologies, Inc                                   46,700       359,590(a)
Semtech Corp.                                               48,100       676,767(a)
SRA International, Inc. (Class A)                            5,300       119,038(a)
Varian Semiconductor Equipment Associates, Inc.              5,200       181,064(a)
Zebra Technologies Corp. (Class A)                          15,000       489,600(a)
                                                                     -----------
                                                                       7,139,550

MATERIALS - 5.5%
Commercial Metals Co.                                       38,300     1,443,910(h)
Compass Minerals International, Inc.                         8,000       644,480
Packaging Corporation of America                            44,700       961,497
Pioneer Drilling Co.                                        13,700       257,697(a)
                                                                     -----------
                                                                       3,307,584

UTILITIES - 1.6%
IDACORP, Inc.                                               33,300       962,037
                                                                     -----------
TOTAL COMMON STOCK
   (COST $57,921,369)                                                 59,295,821
                                                                     -----------

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund
   (COST $17,629)                                                         13,398(k)

                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $57,938,998)                                                 59,309,219
                                                                     -----------
SHORT-TERM INVESTMENTS - 1.5%

GE Money Market Fund Institutional Class 1.93%
   (COST $897,180)                                                       897,180(d, p)
                                                                     -----------
TOTAL INVESTMENTS
   (COST $58,836,178)                                                 60,206,399
                                                                     -----------

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                 227,902
                                                                     -----------
NET ASSETS  - 100.0%                                                 $60,434,301
                                                                     ===========

           NOTES TO SCHEDULES OF INVESTMENTS June 30, 2008 (Unaudited)

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified
     institutional   buyers.  At  June  30,  2008,  these  securities amounted
     to$1,567,102;  $10,277,509;  $ 2,934,595; and $2,406,722;  or 0.97%, 7.43%,
     2.90% and 2.07% of net assets for the GE Strategic Investment Fund, GE Fixed Income Fund, GE Short-Term Government Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

(j)  All or a portion of the security out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Investment Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Prerefunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2008 (as a percentage of net assets) as follows:

FSA     13.80%

AMBAC   9.92%

MBIA    7.05%

FGIC    6.82%

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(q)  Illiquid securities.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.

*    Less than 0.1%.

Abbreviations:

ADR              American Depository Receipt
AMBAC            AMBAC Indemnity Corporation
FGIC             Financial Guaranty Insurance Corporation
FSA              Financial Security Assurance
GDR              Global Depository Receipt
MBIA             Municipal Bond Investors Assurance Corporation
REGD.            Registered
REIT             Real Estate Investment Trust
REMIC            Real Estate Mortgage Investment Conduit
SPDR             Standard & Poor's Depository Receipts
STRIPS           Separate Trading of Registered Interest and Principal of
                 Security
NVDR             Non-Voting Depository Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  August 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Funds

Date:  August 18, 2008